UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607

Morgan Stanley Variable Insurance Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 29, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (99.0%)
Agency Adjustable Rate Mortgages (0.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
1 Month USD LIBOR + 1.62%, 2.50%, 7/1/45	$392	$396
Federal National Mortgage Association,
Conventional Pool:
1 Month USD LIBOR + 1.59%, 2.35%, 12/1/45	174	175
		571
Agency Fixed Rate Mortgages (18.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
3.00%, 3/1/47	1,776	1,734
3.50%, 1/1/44 – 2/1/45	1,924	1,935
4.00%, 12/1/41 – 10/1/44	1,144	1,181
5.41%, 7/1/37 – 8/1/37	22	24
5.44%, 1/1/37 – 6/1/38	77	85
5.46%, 5/1/37 – 1/1/38	92	99
5.48%, 8/1/37 – 10/1/37	50	54
5.50%, 8/1/37 – 4/1/38	87	95
5.52%, 9/1/37 – 1/1/38	28	30
5.62%, 12/1/36 – 12/1/37	88	96
6.00%, 8/1/37 – 5/1/38	27	31
6.50%, 9/1/32	21	23
7.50%, 5/1/35	45	52
8.00%, 8/1/32	29	33
8.50%, 8/1/31	34	41
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/33 (a)	1,400	1,398
3.50%, 4/1/48 (a)	9,406	9,426
4.00%, 4/1/48 (a)	2,624	2,693
4.50%, 4/1/48 (a)	1,610	1,686
Conventional Pools:
3.00%, 5/1/30 – 6/1/47	2,165	2,127
3.50%, 8/1/45 – 3/1/47	2,918	2,930
4.00%, 11/1/41 – 1/1/46	3,167	3,262
4.50%, 8/1/40 – 11/1/44	1,632	1,726
5.00%, 7/1/40	175	189
5.62%, 12/1/36	33	35
6.00%, 12/1/38	557	626
6.50%, 11/1/27 – 10/1/38	29	33
7.00%, 6/1/29 – 2/1/33	38	40
7.50%, 8/1/37	79	93
8.00%, 4/1/33	63	74
8.50%, 10/1/32	61	74
9.50%, 4/1/30	9	11
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 – 7/20/46	1,078	1,090
4.00%, 7/15/44	459	473
5.48%, 9/20/37	9	10
9.00%, 1/15/25	1	1
		33,510

Asset-Backed Securities (11.3%)
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 2.47%, 4/25/34 (b)	743	719
American Homes 4 Rent Trust,
6.07%, 10/17/45 (c)	490	547
AMSR Trust,
1 Month USD LIBOR + 1.40%, 3.21%, 11/17/33 (b)(c)	700	704
Bayview Opportunity Master Fund IIIa Trust,
3.35%, 11/28/32 (c)	553	552
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (c)	464	462
CVS Pass-Through Trust,
6.04%, 12/10/28	233	251
8.35%, 7/10/31 (c)	158	195
Finance of America Structured Securities Trust,
6.00%, 11/25/27 (b)(c)	860	836
GMAT Trust,
4.25%, 9/25/20 (c)	354	357
Invitation Homes Trust,
1 Month USD LIBOR + 4.75%, 6.50%, 8/17/32 (b)(c)	945	957
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (c)	388	384
METAL LLC,
4.58%, 10/15/42 (c)	626	626
MFA Trust,
3.35%, 11/25/47 (c)	674	672
Nationstar HECM Loan Trust,
3.97%, 9/25/27 (b)(c)	600	600
4.70%, 5/25/27 (c)	800	798
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.06%, 2.93%, 12/25/33 (b)	494	500
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (c)	377	375
4.59%, 2/25/23 (c)	626	624
Oak Hill Advisors Residential Loan Trust,
3.00%, 7/25/57 (c)	571	567
OnDeck Asset Securitization Trust II LLC,
4.21%, 5/17/20 (c)	500	501
PNMAC GMSR Issuer Trust,
5.87%, 8/25/23 (b)(c)	260	260
Pretium Mortgage Credit Partners I LLC,
3.25%, 8/27/32 – 3/28/57(c)	1,575	1,569
3.33%, 12/30/32 (b)(c)	640	640
3.50%, 4/29/32 (c)	521	522
Prosper Marketplace Issuance Trust,
3.36%, 11/15/23 (c)	500	497
RCO Mortgage LLC,
3.38%, 8/25/22 (c)	678	677
S-Jets Ltd.,
7.02%, 8/15/42 (c)	927	926
Tricon American Homes Trust,
5.10%, 1/17/36 (c)	400	409
5.15%, 9/17/34 (c)	300	306
5.77%, 11/17/33 (c)	460	480
U.S. Residential Opportunity Fund IV Trust,
3.35%, 11/27/37 (c)	613	613
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (c)	200	202
VOLT LIV LLC,
3.50%, 2/25/47 (c)	120	120
VOLT LIX LLC,
3.25%, 5/25/47 (c)	287	286

VOLT LXIII LLC,
3.00%, 10/25/47 (c)	670	665
VOLT LXIV LLC,
3.38%, 10/25/47 (c)	637	637
VOLT NPL X LLC,
4.75%, 10/26/54 (c)	41	41
VOLT XL LLC,
4.38%, 11/27/45 (c)	154	155
VOLT XXV LLC,
3.50%, 6/26/45 (c)	687	688
		20,920
Collateralized Mortgage Obligations - Agency Collateral Series (1.7%)
Federal Home Loan Mortgage Corporation,
3.95%, 10/25/48 (b)(c)	750	726
1 Month USD LIBOR + 4.35%, 6.02%, 12/25/26 (b)(c)	180	182
1 Month USD LIBOR + 5.05%, 6.72%, 7/25/23 (b)	288	301
1 Month USD LIBOR + 5.25%, 6.92%, 7/25/26 (b)(c)	226	237
IO
0.33%, 11/25/27 (b)	13,475	385
0.44%, 8/25/27 (b)	8,398	297
IO REMIC
6.00% - 1 Month USD LIBOR, 4.22%, 11/15/43 – 6/15/44(b)	2,787	422
6.05% - 1 Month USD LIBOR, 4.27%, 4/15/39 (b)	716	52
IO STRIPS
7.50%, 12/15/29	5	1
Federal National Mortgage Association,
IO
6.39% - 1 Month USD LIBOR, 4.52%, 9/25/20 (b)	3,305	227
IO REMIC
6.00%, 5/25/33 – 7/25/33	222	52
IO STRIPS
6.50%, 12/25/29 (b)	2	—	@
7.00%, 11/25/19 (b)	1	—	@
8.00%, 4/25/24	2	—	@
8.00%, 6/25/35 (b)	25	5
9.00%, 11/25/26	1	—	@
REMIC
7.00%, 9/25/32	40	46
Government National Mortgage Association,
IO
0.80%, 8/20/58 (b)	5,425	128
6.10% - 1 Month USD LIBOR, 4.31%, 7/16/33 (b)	1,215	38
5.00%, 2/16/41	134	31
IO PAC
6.15% - 1 Month USD LIBOR, 4.33%, 10/20/41 (b)	1,788	125
		3,255
Commercial Mortgage-Backed Securities (6.3%)
BAMLL Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 4.00%, 4.57%, 12/15/31 (b)(c)	600	592
BXP Trust,
4.78%, 11/15/34 (b)(c)	650	651
CGDB Commercial Mortgage Trust,
1 Month USD LIBOR + 2.50%, 4.28%, 5/15/30 (b)(c)	180	181
Citigroup Commercial Mortgage Trust,
1 Month USD LIBOR + 2.94%, 4.72%, 9/15/27 (b)(c)	650	642
IO
0.89%, 11/10/48 (b)	2,711	122
0.96%, 9/10/58 (b)	9,444	522
COMM Mortgage Trust,
4.74%, 11/10/46 (b)(c)	985	896

5.09%, 8/10/46 (b)(c)	740	722
IO
0.15%, 7/10/45 (b)	11,261	59
0.94%, 10/10/47 (b)	4,101	139
1.21%, 7/15/47 (b)	3,759	165
GS Mortgage Securities Trust,
4.76%, 8/10/46 (b)(c)	500	482
IO
0.83%, 9/10/47 (b)	5,222	197
1.27%, 10/10/49 (b)	7,328	569
1.35%, 10/10/48 (b)	5,214	389
HMH Trust,
6.29%, 7/5/31 (c)	300	292
InTown Hotel Portfolio Trust,
3.83%, 1/15/33 (b)(c)	346	347
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.54%, 4/15/46 (b)	6,000	148
0.81%, 12/15/49 (b)	3,220	138
1.09%, 7/15/47 (b)	9,375	342
JPMBB Commercial Mortgage Securities Trust,
4.66%, 4/15/47 (b)(c)	704	628
IO
1.06%, 8/15/47 (b)	4,114	206
UBS Commercial Mortgage Trust,
IO
1.08%, 12/15/50 (b)	5,988	454
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (c)	295	243
IO
1.03%, 12/15/49 (b)	4,931	261
1.24%, 11/15/50 (b)	6,978	628
1.65%, 11/15/49 (b)	6,152	573
WFRBS Commercial Mortgage Trust,
3.50%, 8/15/47 (c)	900	717
4.15%, 5/15/45 (b)(c)	385	354
		11,659
Corporate Bonds (36.3%)
Finance (16.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 5/15/19	360	362
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/27	175	172
American International Group, Inc.,
4.50%, 7/16/44	300	297
4.88%, 6/1/22	275	290
AvalonBay Communities, Inc.,
Series G
2.95%, 5/11/26	375	355
Bank of America Corp.,
4.24%, 4/24/38	250	256
6.11%, 1/29/37	100	121
MTN
4.00%, 1/22/25	1,085	1,084
Bank of Montreal
3.80%, 12/15/32	450	427
Bank of New York Mellon Corp. (The),
MTN
3.65%, 2/4/24	350	355
BNP Paribas SA,
3.80%, 1/10/24 (c)	250	250

5.00%, 1/15/21	150	158
Boston Properties LP
3.80%, 2/1/24	145	146
BPCE SA
5.15%, 7/21/24 (c)	550	575
Brighthouse Financial, Inc.
3.70%, 6/22/27 (c)	625	581
Brookfield Finance LLC
4.00%, 4/1/24	525	530
Capital One Bank USA NA
3.38%, 2/15/23	510	497
Capital One Financial Corp.
3.30%, 10/30/24	450	434
Cigna Corp.
3.88%, 10/15/47	300	269
Citigroup, Inc.,
3.89%, 1/10/28	300	299
4.45%, 9/29/27	175	177
5.50%, 9/13/25	250	271
6.68%, 9/13/43	100	130
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	244
Colony NorthStar, Inc.
5.00%, 4/15/23	275	257
Commonwealth Bank of Australia
5.00%, 3/19/20 (c)	250	259
Cooperatieve Rabobank UA,
3.88%, 2/8/22	25	25
3.95%, 11/9/22	625	632
Credit Agricole SA
3.88%, 4/15/24 (c)	500	508
Credit Suisse Group AG
3.57%, 1/9/23 (c)	275	274
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 4/17/26	600	614
Deutsche Bank AG,
2.70%, 7/13/20	425	416
3.95%, 2/27/23 (d)	425	424
Discover Bank
7.00%, 4/15/20	320	342
Discover Financial Services
3.95%, 11/6/24	275	272
Extra Space Storage LP
3.13%, 10/1/35 (c)	250	279
Federal Realty Investment Trust
3.63%, 8/1/46	250	222
Five Corners Funding Trust
4.42%, 11/15/23 (c)	275	288
GE Capital International Funding Co., Unlimited Co.
2.34%, 11/15/20	468	458
Goldman Sachs Group, Inc. (The),
6.75%, 10/1/37	435	546
MTN
4.80%, 7/8/44	175	189
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (c)	325	336
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	365	382
HBOS PLC,
Series G
6.75%, 5/21/18 (c)	565	568

Healthcare Trust of America Holdings LP
3.70%, 4/15/23	325	325
HSBC Holdings PLC
4.25%, 3/14/24	750	755
HSBC USA, Inc.
3.50%, 6/23/24	250	249
Humana, Inc.
3.95%, 3/15/27	225	224
ING Bank N.V.
5.80%, 9/25/23 (c)	520	563
ING Groep N.V.
6.00%, 4/16/20 (d)(e)	200	205
Intesa Sanpaolo SpA
5.25%, 1/12/24	300	317
iStar, Inc.
5.25%, 9/15/22	175	170
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.38%, 4/1/20 (c)	295	299
JPMorgan Chase & Co.,
3.78%, 2/1/28	500	498
4.13%, 12/15/26	550	554
LeasePlan Corp. N.V.
2.88%, 1/22/19 (c)	475	474
Liberty Mutual Group, Inc.
4.85%, 8/1/44 (c)	125	130
Macquarie Bank Ltd.
6.63%, 4/7/21 (c)	260	282
MetLife, Inc.
5.70%, 6/15/35	150	179
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	175	172
Nationwide Building Society,
3.90%, 7/21/25 (c)	200	202
4.30%, 3/8/29 (c)	375	375
PNC Bank NA
3.10%, 10/25/27	600	573
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/24	190	192
Realty Income Corp.,
3.25%, 10/15/22	350	348
3.65%, 1/15/28	325	316
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	625	618
Santander UK Group Holdings PLC
3.57%, 1/10/23	900	891
Skandinaviska Enskilda Banken AB
2.63%, 11/17/20 (c)	500	494
Spirit Realty Capital, Inc.
3.75%, 5/15/21 (d)	175	178
Standard Chartered PLC
3.05%, 1/15/21 (c)	375	372
Synchrony Bank
3.00%, 6/15/22	425	411
TD Ameritrade Holding Corp.
3.63%, 4/1/25	475	479
Toronto-Dominion Bank (The)
3.63%, 9/15/31	425	408
Travelers Cos., Inc. (The)
3.75%, 5/15/46	200	191
UBS Group Funding Switzerland AG
2.95%, 9/24/20 (c)	525	521
UnitedHealth Group, Inc.,
2.88%, 3/15/23	750	738

3.75%, 7/15/25	300	304
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.25%, 10/5/20 (c)	450	451
Wells Fargo & Co.,
3.00%, 10/23/26	800	750
5.61%, 1/15/44	250	287
		30,066
Industrials (18.4%)
Abbott Laboratories
3.75%, 11/30/26	575	573
Air Liquide Finance SA
1.75%, 9/27/21 (c)	225	215
Amazon.com, Inc.
2.80%, 8/22/24 (c)	825	802
Anadarko Petroleum Corp.
5.55%, 3/15/26	375	410
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26	350	349
4.90%, 2/1/46	425	460
Apple, Inc.,
2.45%, 8/4/26	400	371
3.85%, 8/4/46	125	123
4.45%, 5/6/44	250	269
AT&T, Inc.,
4.25%, 3/1/27	675	684
4.50%, 3/9/48	180	168
4.90%, 8/14/37	225	227
5.15%, 2/14/50	175	177
Baidu, Inc.
2.75%, 6/9/19	450	449
Becton Dickinson and Co.
2.89%, 6/6/22	425	413
BHP Billiton Finance USA Ltd.
5.00%, 9/30/43	150	174
Biogen, Inc.
5.20%, 9/15/45	300	329
Booking Holdings, Inc.
0.90%, 9/15/21 (d)	175	219
BP Capital Markets PLC,
3.12%, 5/4/26	375	363
3.25%, 5/6/22	425	426
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	300	307
6.48%, 10/23/45	300	330
CNH Industrial Capital LLC
4.38%, 11/6/20	300	307
CNOOC Finance 2013 Ltd.
3.00%, 5/9/23	420	404
Comcast Corp.,
4.00%, 8/15/47 (d)	150	142
4.60%, 8/15/45	210	218
ConocoPhillips Co.
4.95%, 3/15/26 (d)	250	273
Continental Airlines Pass-Through Trust
6.13%, 4/29/18	150	150
Crown Castle International Corp.,
3.80%, 2/15/28	600	578
5.25%, 1/15/23	5	5
CSC Holdings LLC
5.50%, 4/15/27 (c)	250	240

CVS Health Corp.
4.30%, 3/25/28	550	553
Daimler Finance North America LLC
2.25%, 7/31/19 (c)	465	461
Darden Restaurants, Inc.
3.85%, 5/1/27 (d)	325	322
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (c)	175	189
Delta Air Lines, Inc.
2.88%, 3/13/20	300	298
Deutsche Telekom International Finance BV
3.60%, 1/19/27 (c)	300	295
Discovery Communications LLC
3.95%, 3/20/28 (d)	250	240
Dollar General Corp.,
1.88%, 4/15/18	275	275
3.25%, 4/15/23	375	372
Eldorado Gold Corp.
6.13%, 12/15/20 (c)	295	281
Enable Midstream Partners LP
3.90%, 5/15/24	250	244
Express Scripts Holding Co.,
4.50%, 2/25/26 (d)	275	280
4.80%, 7/15/46 (d)	225	229
Exxon Mobil Corp.
4.11%, 3/1/46	325	342
Ford Motor Credit Co., LLC,
3.20%, 1/15/21	200	199
5.00%, 5/15/18	400	401
General Motors Co.
6.60%, 4/1/36	125	144
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	125	165
Goldcorp, Inc.
3.70%, 3/15/23	436	434
Halliburton Co.
5.00%, 11/15/45	275	300
HCA, Inc.
4.75%, 5/1/23	190	193
Heathrow Funding Ltd.
4.88%, 7/15/21 (c)	435	460
Home Depot, Inc. (The)
5.88%, 12/16/36	300	386
Illumina, Inc.
0.00%, 6/15/19	207	230
International Paper Co.
3.00%, 2/15/27	500	463
Jaguar Land Rover Automotive PLC
4.50%, 10/1/27 (c)	425	402
Johnson Controls International PLC
3.90%, 2/14/26	350	351
Kinder Morgan Energy Partners LP,
3.95%, 9/1/22	400	403
5.00%, 8/15/42	100	97
Kraft Heinz Foods Co.,
4.38%, 6/1/46	325	299
5.38%, 2/10/20	26	27
Lockheed Martin Corp.
3.10%, 1/15/23	275	274
LyondellBasell Industries N.V.
4.63%, 2/26/55	300	294
Medtronic, Inc.
4.63%, 3/15/45	200	219

Microsoft Corp.
3.13%, 11/3/25	350	345
MPLX LP,
4.88%, 6/1/25	175	183
5.20%, 3/1/47	250	262
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (c)	475	458
NOVA Chemicals Corp.
5.25%, 8/1/23 (c)	415	419
Novartis Capital Corp.
4.40%, 5/6/44	225	247
Nuance Communications, Inc.
1.00%, 12/15/35	275	262
Nvent Finance Sarl
3.95%, 4/15/23 (c)	450	452
Ooredoo International Finance Ltd.
3.25%, 2/21/23 (c)	350	338
Oracle Corp.
2.95%, 5/15/25	201	195
PepsiCo, Inc.
3.60%, 3/1/24	425	435
Philip Morris International, Inc.
2.50%, 8/22/22	190	184
Phillips 66 Partners LP
4.68%, 2/15/45	150	147
QUALCOMM, Inc.
2.10%, 5/20/20	400	396
Resort at Summerlin LP,
Series B
13.00%, 12/15/07 (f)(g)(h)(i)(j)	299	—
Rockies Express Pipeline LLC
6.88%, 4/15/40 (c)	150	174
ServiceNow, Inc.
0.00%, 6/1/22 (c)	225	299
Shell International Finance BV
3.25%, 5/11/25	400	397
Siemens Financieringsmaatschappij N.V.
2.35%, 10/15/26 (c)	525	481
SK Telecom Co., Ltd.
2.13%, 5/1/18 (c)	200	200
Southern Copper Corp.
5.25%, 11/8/42	350	367
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC
3.36%, 3/20/23 (c)	928	925
Telefonica Emisiones SAU
4.10%, 3/8/27	550	550
Telenor East Holding II AS,
Series VIP
0.25%, 9/20/19	200	195
Teva Pharmaceutical Finance Netherlands III BV,
2.80%, 7/21/23 (d)	50	42
6.75%, 3/1/28 (c)(d)	250	247
Thermo Fisher Scientific, Inc.
2.95%, 9/19/26	300	281
Time Warner, Inc.
3.80%, 2/15/27	275	266
Total Capital International SA
2.88%, 2/17/22	50	50
Transurban Finance Co., Pty Ltd.
3.38%, 3/22/27 (c)	325	307
Tyson Foods, Inc.
4.88%, 8/15/34	250	266

United Airlines Pass-Through Trust,
Series A
4.00%, 10/11/27	516	523
United Technologies Corp.
4.50%, 6/1/42	100	102
Verint Systems, Inc.
1.50%, 6/1/21	200	196
Verizon Communications, Inc.,
4.13%, 3/16/27	475	482
4.67%, 3/15/55	252	241
Viavi Solutions, Inc.
0.63%, 8/15/33	175	180
Visa, Inc.
3.15%, 12/14/25	550	540
Volkswagen Group of America Finance LLC
2.40%, 5/22/20 (c)	525	518
Walmart, Inc.
3.63%, 12/15/47	375	368
Woodside Finance Ltd.
3.70%, 9/15/26 (c)	500	493
Wyndham Worldwide Corp.
4.15%, 4/1/24	500	499
Zillow Group, Inc.
2.00%, 12/1/21	200	243
		34,032
Utilities (1.7%)
CMS Energy Corp.
5.05%, 3/15/22	50	53
Duke Energy Corp.
2.65%, 9/1/26	400	366
Enel Finance International N.V.
3.63%, 5/25/27 (c)	275	262
Entergy Louisiana LLC
3.05%, 6/1/31	400	374
ITC Holdings Corp.
3.35%, 11/15/27 (c)	450	431
Mississippi Power Co.
3.95%, 3/30/28 (d)	500	504
NRG Energy, Inc.
6.63%, 1/15/27	185	190
Southern Power Co.,
Series D
1.95%, 12/15/19	375	369
Trans-Allegheny Interstate Line Co.
3.85%, 6/1/25 (c)	550	554
TransAlta Corp.
4.50%, 11/15/22	47	48
		3,151
		67,249
Mortgages - Other (11.2%)
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 2.05%, 5/25/47 (b)	158	155
5.50%, 2/25/36	9	8
6.00%, 4/25/36 – 7/25/37	106	92
PAC
5.50%, 2/25/36	5	4
6.00%, 4/25/36	20	17
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 2.52%, 7/25/46 (b)	217	166

5.86%, 10/25/36		393	241
6.00%, 4/25/36		89	89
Banc of America Funding Trust,
5.25%, 7/25/37		291	289
6.00%, 7/25/37		26	22
ChaseFlex Trust,
6.00%, 2/25/37		458	367
CSFB Mortgage-Backed Pass-Through Certificates,
6.50%, 11/25/35		867	401
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.55%, 6/13/45 (b)	GBP	431	581
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 2.02%, 7/15/47 (b)		254	352
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47	$1,836		1,770
3.50%, 5/25/45 – 5/25/47		2,373	2,344
3.88%, 5/25/45 (b)(c)		178	173
4.00%, 5/25/45		97	98
4.22%, 4/25/30 (b)		700	710
1 Month USD LIBOR + 3.30%, 5.17%, 10/25/27 (b)		400	445
1 Month USD LIBOR + 3.75%, 5.62%, 9/25/24 (b)		600	694
1 Month USD LIBOR + 4.00%, 5.87%, 8/25/24 (b)		272	298
First Horizon Alternative Mortgage Securities Trust,
6.00%, 8/25/36		13	11
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.01%, 8/28/39 (b)	EUR	457	503
GSR Mortgage Loan Trust,
5.75%, 1/25/37	$209		195
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 2.00%, 1/19/38 (b)		406	400
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (b)	EUR	555	604
JP Morgan Alternative Loan Trust,
6.00%, 12/25/35 – 8/25/36	$134		137
JP Morgan Mortgage Trust,
3.69%, 6/25/37 (b)		85	81
6.00%, 6/25/37		99	99
Lehman Mortgage Trust,
5.50%, 11/25/35 – 2/25/36		414	428
6.50%, 9/25/37		977	739
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 0.92%, 1/15/39 (b)	GBP	300	398
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.21%, 12/15/39 (b)	EUR	500	569
PNMAC GMSR Issuer Trust,
4.72%, 2/25/23 (b)(c)	$200		201
RALI Trust,
5.50%, 12/25/34		599	584
6.00%, 4/25/36 – 1/25/37		271	246
PAC
6.00%, 4/25/36		20	18
Residential Asset Securitization Trust,
6.00%, 7/25/36		28	25
Seasoned Credit Risk Transfer Trust,
3.00%, 5/25/57		994	964
3.50%, 6/25/57		774	773
4.00%, 7/25/56 – 8/25/56(b)(c)		700	664
4.50%, 6/25/57		1,834	1,919
4.75%, 7/25/56 – 6/25/57(b)(c)		650	646
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 3.72%, 5/25/47 (b)(c)		760	651

TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (b)	EUR	500	531
			20,702
Municipal Bonds (1.0%)
Chicago O’Hare International Airport, IL,
O’Hare International Airport Revenue
6.40%, 1/1/40		$115	156
City of New York, NY,
Series G-1
5.97%, 3/1/36	245		312
Illinois State Toll Highway Authority, IL,
Highway Revenue, Build America Bonds
6.18%, 1/1/34	705		893
Municipal Electric Authority of Georgia, GA
6.66%, 4/1/57	434		534
			1,895
Sovereign (11.6%)
Argentine Republic Government International Bond,
7.50%, 4/22/26	834		892
Australia Government Bond,
2.75%, 11/21/27	AUD	1,400	1,090
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/23	BRL	7,200	2,280
Cyprus Government International Bond,
3.88%, 5/6/22	EUR	1,050	1,451
Indonesia Government International Bond,
3.85%, 7/18/27		$1,150	1,129
Indonesia Treasury Bond,
8.25%, 7/15/21	IDR	19,549,000	1,516
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	1,700	2,179
Malaysia Government Bond,
3.96%, 9/15/25	MYR	3,600	931
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	16,000	892
Mexico Government International Bond,
3.60%, 1/30/25		$500	494
New Zealand Government Bond,
4.50%, 4/15/27	NZD	1,500	1,238
Petroleos Mexicanos,
6.38%, 1/23/45		$375	365
Portugal Obrigacoes do Tesouro OT,
5.65%, 2/15/24 (c)	EUR	1,284	2,030
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	73,000	1,305
South Africa Government Bond,
8.00%, 1/31/30	ZAR	15,450	1,271
Spain Government Bond,
1.40%, 4/30/28 (c)	EUR	350	440
4.40%, 10/31/23 (c)	725		1,094
Ukraine Government International Bond,
7.75%, 9/1/26		$866	888
			21,485
U.S. Treasury Security (1.2%)
U.S. Treasury Note
0.38%, 1/15/27	2,257		2,200
Total Fixed Income Securities (Cost $181,502)			183,446

	Shares	Value (000)
Short-Term Investments (9.2%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $1,661)	1,660,525	1,661
Investment Company (7.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $14,655)	14,654,752	14,655

	Face Amount (000)
U.S. Treasury Security (0.4%)
U.S. Treasury Bill
1.80%, 8/9/18 (l)(m) (Cost $828)	$833	827
Total Short-Term Investments (Cost $17,144)		17,143
Total Investments (108.2%) (Cost $198,646) Including $3,128 of Securities Loaned (n)(o)(p)		200,589
Liabilities in Excess of Other Assets (-8.2%)		(15,170)
Net Assets (100.0%)		$185,419

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Security is subject to delayed delivery.
(b)

Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $3,128,000 and $3,180,000, respectively. The Fund received cash collateral of approximately $1,661,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,519,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 29, 2018.

(f)	Security has been deemed illiquid at March 29, 2018.
(g)	Issuer in bankruptcy.
(h)	Acquired through exchange offer.
(i)	Non-income producing security; bond in default.
(j)

At March 29, 2018, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(k)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Liquidity Funds.

(l)	Rate shown is the yield to maturity at March 29, 2018.
(m)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(n)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(o)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(p)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,517,000 and the aggregate gross unrealized depreciation is approximately $3,588,000, resulting in net unrealized appreciation of approximately $2,929,000.

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 29, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	CHF	439		$472	4/26/18	$12
Australia and New Zealand Banking Group	PLN	1,787		$523	4/26/18	1
Bank of America NA	AUD	2,408		$1,890	4/26/18	41
Bank of America NA	$947		NOK	7,400	4/26/18	(2)
Bank of America NA	$8		SEK	66	4/26/18	(—@ )
Barclays Bank PLC	MYR	1,636		$420	4/26/18	(3)
Barclays Bank PLC	$14		GBP	10	4/26/18	—@
BNP Paribas SA	BRL	5,738		$1,794	4/26/18	60
BNP Paribas SA	$448		ARS	9,075	4/26/18	(3)
BNP Paribas SA	$112		ZAR	1,308	4/26/18	(2)
BNP Paribas SA	ZAR	3,614		$299	4/26/18	(6)
BNP Paribas SA	ZAR	5,357		$458	4/26/18	7
Citibank NA	MXN	49,936		$2,633	4/26/18	(104)
JPMorgan Chase Bank NA	AUD	1,413		$1,103	4/26/18	18
JPMorgan Chase Bank NA	EUR	7,348		$9,117	4/26/18	62
JPMorgan Chase Bank NA	EUR	350		$436	4/26/18	5
JPMorgan Chase Bank NA	IDR	15,120,671		$1,124	4/26/18	28
JPMorgan Chase Bank NA	MXN	16,255		$868	4/26/18	(22)
JPMorgan Chase Bank NA	NZD	1,715		$1,242	4/26/18	2
JPMorgan Chase Bank NA	PEN	285		$89	4/26/18	—@
JPMorgan Chase Bank NA	RUB	45,361		$802	4/26/18	13
JPMorgan Chase Bank NA	$16		EUR	13	4/26/18	(—@ )
Royal Bank of Canada	GBP	899		$1,250	4/26/18	(13)
Royal Bank of Canada	$91		EUR	73	4/26/18	(1)
Royal Bank of Canada	$2,642		MXN	49,784	4/26/18	86
State Street Bank and Trust Co.	MYR	2,065		$524	4/26/18	(9)
UBS AG	CHF	474		$508	4/26/18	11
UBS AG	JPY	753		$7	4/26/18	(—@ )
UBS AG	$998		PLN	3,367	4/26/18	(15)
						$166

Futures Contracts:

The Fund had the following futures contracts open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Australian 10 yr. Bond	12	Jun-18	1,200	$1,195	$20
U.S. Treasury 2 yr. Note	139	Jun-18	27,800	29,553	15
U.S. Treasury 30 yr. Bond	20	Jun-18	2,000	2,933	75
U.S. Treasury 5 yr. Note	40	Jun-18	4,000	4,578	23
U.S. Treasury Ultra Bond	109	Jun-18	10,900	17,491	650
Short:
German Euro OAT	18	Jun-18	(1,800)	(3,424)	(62)
U.S. Treasury 10 yr. Note	27	Jun-18	(2,700)	(3,271)	(37)
U.S. Treasury 10 yr. Ultra Long Bond	50	Jun-18	(5,000)	(6,493)	(91)
					$593

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at March 29, 2018:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)		Unrealized Depreciation (000)
Barclays Bank PLC
Quest Diagnostics, Inc.	BBB+	Buy	1.00%	Quarterly	3/20/19	$895	$(8)	$17		$(25)
Deutsche Bank AG
CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	223	(53)	2		(55)
Goldman Sachs International
CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	395	(94)	(—@	)	(94)
Goldman Sachs International
CMBX.NA.BB.60	NR	Sell	5.00	Monthly	5/11/63	277	(66)	(40)		(26)
							$(221)	$(21)		$(200)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 29, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.26%	Semi-Annual/Quarterly	12/7/26	$2,580	$92	$—	$92
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/Quarterly	12/21/26	2,602	47	—	47
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/Quarterly	5/23/47	2,189	164	—	164
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.56	Semi-Annual/Quarterly	11/9/47	2,200	124	—	124
							$427	$—	$427

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR		Not rated.
LIBOR		London Interbank Offered Rate.
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Industrials	17.1%
Agency Fixed Rate Mortgages	16.8
Finance	15.1
Sovereign	10.8
Asset-Backed Securities	10.5
Mortgages - Other	10.4
Short-Term Investments	7.8
Commercial Mortgage-Backed Securities	5.9
Other***	5.6
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.
***	Industries and/or investment types representing less than 5% of total investments.
****

Does not include open long/short futures contracts with an underlying face amount of approximately $68,938,000 with net unrealized appreciation of approximately $593,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $166,000 and does not include open swap agreements with net unrealized appreciation of approximately $227,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (97.3%)
Argentina (8.5%)
Corporate Bonds (4.6%)
Province of Santa Fe,
6.90%, 11/1/27 (a)		$1,210	$1,206
Provincia de Buenos Aires,
BADLAR + 3.83%, 26.74%, 5/31/22 (b)	ARS	19,454	980
Provincia de Cordoba,
7.45%, 9/1/24 (a)		$1,600	1,686
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)		2,220	2,259
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 27.29%, 6/9/21 (b)	ARS	17,180	871
Provincia de Rio Negro,
7.75%, 12/7/25 (a)		$600	567
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		2,370	2,365
YPF SA,
7.00%, 12/15/47 (a)		735	661
			10,595
Sovereign (3.9%)
Argentina Bonar Bonds,
BADLAR + 2.00%, 24.95%, 4/3/22 (b)	ARS	21,880	1,050
Argentine Republic Government International Bond,
6.88%, 1/26/27 – 1/11/48		$4,510	4,389
7.13%, 7/6/36		720	695
7.13%, 6/28/17 (a)(c)		1,000	924
7.50%, 4/22/26		580	621
Republic of Argentina,
2.50%, 12/31/38 (d)		1,850	1,233
			8,912
			19,507
Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)		920	912

Brazil (6.7%)
Corporate Bonds (3.3%)
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)		1,430	1,309
8.75%, 4/3/19 (a)(e)		1,400	1,461
Petrobras Global Finance BV,
6.00%, 1/27/28 (a)		2,300	2,280
6.13%, 1/17/22 (c)		642	686
Rumo Luxembourg Sarl,
7.38%, 2/9/24		1,110	1,191
Vrio Finco 1 LLC/Vrio Finco 2, Inc.,
6.25%, 4/4/23 (a)(f)		590	599
			7,526
Sovereign (3.4%)
Brazilian Government International Bond,
5.00%, 1/27/45		3,309	2,981

6.00%, 4/7/26 (c)	4,350	4,794
		7,775
		15,301
Chile (1.6%)
Corporate Bonds (1.3%)
Colbun SA,
4.50%, 7/10/24 (a)	1,030	1,057
Geopark Ltd.,
6.50%, 9/21/24 (a)	890	896
Latam Finance Ltd.,
6.88%, 4/11/24 (a)	1,000	1,050
		3,003
Sovereign (0.3%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	761	784
		3,787
China (3.5%)
Sovereign (3.5%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	4,970	5,105
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,090	2,033
3.70%, 6/10/25 (a)	838	835
		7,973
Colombia (1.9%)
Sovereign (1.9%)
Colombia Government International Bond,
4.38%, 7/12/21	530	549
5.00%, 6/15/45	2,350	2,388
11.75%, 2/25/20	1,250	1,454
		4,391
Costa Rica (0.7%)
Sovereign (0.7%)
Costa Rica Government International Bond,
7.16%, 3/12/45 (c)	1,500	1,569

Croatia (0.9%)
Sovereign (0.9%)
Croatia Government International Bond,
5.50%, 4/4/23	1,970	2,117

Dominican Republic (1.1%)
Sovereign (1.1%)
Dominican Republic International Bond,
6.88%, 1/29/26 (a)	1,600	1,778
7.45%, 4/30/44 (a)	739	839
		2,617

Ecuador (1.5%)
Sovereign (1.5%)
Ecuador Government International Bond,
8.75%, 6/2/23 (a)	1,210	1,245
8.88%, 10/23/27 (a)	1,100	1,124
10.75%, 3/28/22 (a)	1,050	1,153
		3,522
Egypt (2.2%)
Sovereign (2.2%)
Egypt Government International Bond,
5.88%, 6/11/25	1,000	1,007
6.13%, 1/31/22 (a)	1,310	1,358
7.50%, 1/31/27 (a)	890	966
7.90%, 2/21/48 (a)	1,560	1,645
		4,976
El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond,
6.38%, 1/18/27	721	713
8.63%, 2/28/29 (a)(c)	760	874
		1,587
Gabon (0.3%)
Sovereign (0.3%)
Republic of Gabon,
6.95%, 6/16/25 (a)	610	620

Ghana (1.1%)
Sovereign (1.1%)
Ghana Government International Bond,
10.75%, 10/14/30	2,000	2,622

Guatemala (0.4%)
Sovereign (0.4%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)	940	933

Honduras (1.2%)
Sovereign (1.2%)
Honduras Government International Bond,
6.25%, 1/19/27 (a)	1,345	1,428
8.75%, 12/16/20	1,160	1,286
		2,714
Hungary (1.2%)
Sovereign (1.2%)
Hungary Government International Bond,
7.63%, 3/29/41 (c)	1,930	2,791

India (0.3%)
Sovereign (0.3%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	790	745

Indonesia (9.6%)
Sovereign (9.6%)
Indonesia Government International Bond,
4.13%, 1/15/25	3,450	3,484
4.75%, 1/8/26	500	524

4.75%, 1/8/26 (a)	1,430	1,497
4.75%, 7/18/47 (a)(c)	810	805
5.13%, 1/15/45 (a)	1,050	1,095
5.88%, 1/15/24 (a)	460	507
5.88%, 1/15/24	4,250	4,686
5.95%, 1/8/46 (a)	1,430	1,661
7.75%, 1/17/38	2,925	3,967
Majapahit Holding BV,
7.75%, 1/20/20	1,080	1,161
Pertamina Persero PT,
4.88%, 5/3/22	500	517
6.45%, 5/30/44 (a)	1,870	2,119
		22,023
Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond,
6.75%, 3/9/23 (a)	890	905

Jamaica (1.6%)
Corporate Bond (0.5%)
Digicel Group Ltd.,
8.25%, 9/30/20	1,270	1,099

Sovereign (1.1%)
Jamaica Government International Bond,
7.63%, 7/9/25	520	608
7.88%, 7/28/45	520	620
8.00%, 3/15/39 (c)	1,010	1,211
		2,439
		3,538
Jordan (0.3%)
Sovereign (0.3%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)	780	790

Kazakhstan (1.8%)
Sovereign (1.8%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	520	520
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)	1,420	1,416
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)	2,000	2,170
		4,106
Kenya (0.3%)
Sovereign (0.3%)
Kenya Government International Bond,
8.25%, 2/28/48 (a)	570	611

Mexico (14.5%)
Corporate Bonds (1.2%)
Alfa SAB de CV,
6.88%, 3/25/44	1,440	1,507

Mexichem SAB de CV,
5.50%, 1/15/48 (a)		1,240	1,158
			2,665
Sovereign (13.3%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)		2,230	2,194
Mexican Bonos,
Series M
10.00%, 12/5/24	MXN	18,000	1,137
Mexico Government International Bond,
3.75%, 1/11/28		$1,490	1,443
4.15%, 3/28/27 (c)		1,928	1,952
4.35%, 1/15/47		1,100	1,008
4.60%, 1/23/46		2,530	2,409
6.05%, 1/11/40		1,482	1,676
Petroleos Mexicanos,
4.88%, 1/24/22		3,240	3,329
5.63%, 1/23/46		2,200	1,967
6.35%, 2/12/48 (a)		910	884
6.38%, 1/23/45		2,860	2,787
6.50%, 3/13/27 – 6/2/41		5,820	6,050
6.63%, 6/15/38		1,176	1,191
6.75%, 9/21/47		990	1,004
8.63%, 12/1/23		1,350	1,567
			30,598
			33,263
Mongolia (1.0%)
Sovereign (1.0%)
Mongolia Government International Bond,
8.75%, 3/9/24 (a)		640	720
8.75%, 3/9/24		1,400	1,576
			2,296
Nigeria (1.2%)
Sovereign (1.2%)
Nigeria Government International Bond,
6.38%, 7/12/23		670	706
6.50%, 11/28/27 (a)		920	934
7.14%, 2/23/30 (a)		1,060	1,103
			2,743
Panama (1.6%)
Sovereign (1.6%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)		1,600	1,714
Panama Government International Bond,
4.00%, 9/22/24		294	303
5.20%, 1/30/20		480	501
8.88%, 9/30/27		883	1,225
			3,743
Paraguay (1.6%)
Sovereign (1.6%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)		820	846
4.70%, 3/27/27 (a)		1,160	1,177

6.10%, 8/11/44 (a)		1,580	1,703
			3,726
Peru (2.5%)
Corporate Bond (0.5%)
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)(c)		1,040	1,076

Sovereign (2.0%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)		1,298	1,317
Peruvian Government International Bond,
6.55%, 3/14/37		1,400	1,799
Petroleos del Peru SA,
4.75%, 6/19/32 (a)		1,490	1,456
			4,572
			5,648
Philippines (2.7%)
Sovereign (2.7%)
Philippine Government International Bond,
3.95%, 1/20/40		1,396	1,400
8.38%, 6/17/19		146	157
9.50%, 2/2/30		2,981	4,547
			6,104
Poland (1.3%)
Sovereign (1.3%)
Republic of Poland Government International Bond,
3.00%, 3/17/23		2,040	2,023
4.00%, 1/22/24		650	676
5.00%, 3/23/22		250	268
			2,967
Russia (7.9%)
Corporate Bond (0.9%)
Sibur Securities DAC,
4.13%, 10/5/23 (a)		2,120	2,091

Sovereign (7.0%)
Russian Federal Bond - OFZ,
6.40%, 5/27/20	RUB	138,750	2,431
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	$12,000		12,392
5.63%, 4/4/42		1,200	1,291
			16,114
			18,205
Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)(c)		1,170	1,156

South Africa (3.2%)
Sovereign (3.2%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		2,210	2,264

Republic of South Africa Government Bond,
9.00%, 1/31/40	ZAR	13,600	1,163
South Africa Government International Bond,
5.88%, 9/16/25	$3,570		3,811
			7,238
Turkey (4.7%)
Sovereign (4.7%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)(c)		1,960	1,995
Turkey Government International Bond,
3.25%, 3/23/23		1,340	1,245
4.88%, 4/16/43		1,600	1,296
5.63%, 3/30/21		4,742	4,914
6.88%, 3/17/36		1,200	1,251
			10,701
Ukraine (4.0%)
Sovereign (4.0%)
Ukraine Government International Bond,
7.38%, 9/25/32 (a)		1,310	1,266
7.75%, 9/1/23 – 9/1/26		7,730	7,983
			9,249
Uruguay (0.5%)
Sovereign (0.5%)
Uruguay Government International Bond,
5.10%, 6/18/50		1,160	1,192

Venezuela (1.9%)
Sovereign (1.9%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (g)(h)		15,740	4,309
Total Fixed Income Securities (Cost $221,192)			223,197

	No. of Warrants
Warrants (0.0%)
Nigeria (0.0%)
Central Bank of Nigeria Bond, 0.00%, expires 11/15/20 (b)(i)	750	58

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00%, expires 4/15/20 (b)(i)	3,750	12
Total Warrants (Cost $—)		70

	Shares	Value (000)
Short-Term Investments (5.7%)
Securities held as Collateral on Loaned Securities (4.5%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (j)	8,488,437	$8,488

	Face Amount (000)		Value (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $855; fully collateralized by a U.S. Government agency security; 4.00% due 1/1/48; valued at $872)	$855		855
HSBC Securities USA, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $712; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $727)	712		712
Merrill Lynch & Co., Inc., (1.81%, dated 3/29/18, due 4/2/18; proceeds $214; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $218)	214		214
			1,781
Total Securities held as Collateral on Loaned Securities (Cost $10,269)			10,269

Sovereign (1.2%)
Nigeria (1.2%)
Nigeria Treasury Bill,
22.45%, 8/16/18 (Cost $2,724)	NGN	1,060,000	2,793
Total Short-Term Investments (Cost $12,993)			13,062
Total Investments (103.0%) (Cost $234,185) Including $13,084 of Securities Loaned (k)(l)(m)			236,329
Liabilities in Excess of Other Assets (-3.0%)			(6,947)
Net Assets (100.0%)			$229,382

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $13,084,000 and $13,333,000, respectively. The Fund received cash collateral of approximately $10,269,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $3,064,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 29, 2018. Maturity date disclosed is the ultimate maturity date.
(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 29, 2018.

(f)	When-issued security.
(g)	Issuer in bankruptcy.
(h)	Non-income producing security; bond in default.
(i)	Security has been deemed illiquid at March 29, 2018.

(j)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(k)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(l)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(m)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,393,000 and the aggregate gross unrealized depreciation is approximately $6,395,000, resulting in net unrealized appreciation of approximately $1,998,000.

BADLAR	Buenos Aires Deposits of Large Amount Rate.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 29, 2018:

Counterparty	Contract to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	NGN	942,000	$2,408	8/20/18	$(146)

ARS	—	Argentine Peso
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
RUB	—	Russian Ruble
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	87.6%
Corporate Bonds	12.4
Other**	0.0	***
Total Investments	100.0	%****

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.
**	Industries and/or investment types representing less than 5% of total investments.
***	Amount is less than 0.05%.
****	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $146,000.

Morgan Stanley Variable Insurance Fund, Inc.

Emerging Markets Equity Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Argentina (1.4%)
Banco Macro SA ADR	18,711	$2,020
Grupo Financiero Galicia SA ADR	38,964	2,562
		4,582
Austria (1.0%)
Erste Group Bank AG	68,578	3,449

Brazil (6.6%)
B3 SA - Brasil Bolsa Balcao	373,938	3,023
Banco Bradesco SA (Preference)	470,733	5,632
Itau Unibanco Holding SA (Preference)	407,321	6,330
Petroleo Brasileiro SA (a)	463,201	3,278
Petroleo Brasileiro SA (Preference) (a)	562,339	3,647
		21,910
Chile (1.2%)
Banco Santander Chile	21,411,659	1,808
Banco Santander Chile ADR	10,963	368
SACI Falabella	202,241	1,939
		4,115
China (22.4%)
AAC Technologies Holdings, Inc. (b)	53,500	978
Alibaba Group Holding Ltd. ADR (a)(c)	52,379	9,614
Bank of China Ltd. H Shares (b)	10,296,000	5,596
Brilliance China Automotive Holdings Ltd. (b)	510,000	1,073
China Construction Bank Corp. H Shares (b)	7,962,230	8,273
China Mengniu Dairy Co., Ltd. (b)	669,000	2,316
China Mobile Ltd. (b)	138,500	1,267
China Overseas Land & Investment Ltd. (b)	370,000	1,301
China Pacific Insurance Group Co., Ltd. H Shares (b)	940,600	4,260
China Resources Land Ltd. (b)	208,000	766
China Unicom Hong Kong Ltd. (a)(b)	864,000	1,102
CSPC Pharmaceutical Group Ltd. (b)	924,000	2,487
JD.com, Inc. ADR (a)	49,572	2,007
New Oriental Education & Technology Group, Inc. ADR	21,960	1,925
PetroChina Co., Ltd. H Shares (b)	2,030,000	1,412
Shenzhou International Group Holdings Ltd. (b)	227,000	2,419
Sino Biopharmaceutical Ltd. (b)	1,333,000	2,657
Sogou, Inc. ADR (a)(c)	76,628	632
TAL Education Group ADR	50,846	1,886
Tencent Holdings Ltd. (b)	421,300	22,426
		74,397
Egypt (0.6%)
Commercial International Bank Egypt SAE	419,230	2,118

Germany (0.8%)
Adidas AG	11,305	2,738

Hong Kong (2.3%)
AIA Group Ltd.	405,600	3,463
Samsonite International SA	924,300	4,226
		7,689

Hungary (1.3%)
OTP Bank PLC	92,982	4,191

India (8.5%)
Ashok Leyland Ltd.	1,693,383	3,804
Bharat Petroleum Corp., Ltd.	197,494	1,299
Eicher Motors Ltd.	3,560	1,556
Housing Development Finance Corp., Ltd.	100,457	2,825
ICICI Bank Ltd.	301,848	1,297
ICICI Bank Ltd. ADR	104,800	928
IndusInd Bank Ltd.	127,743	3,544
Marico Ltd.	754,612	3,786
Maruti Suzuki India Ltd.	26,537	3,625
Shree Cement Ltd.	9,526	2,372
Zee Entertainment Enterprises Ltd.	358,577	3,183
		28,219
Indonesia (4.3%)
Astra International Tbk PT	4,257,600	2,268
Bank Mandiri Persero Tbk PT	5,568,800	3,115
Bumi Serpong Damai Tbk PT	9,479,600	1,231
Semen Indonesia Persero Tbk PT	3,046,500	2,296
Telekomunikasi Indonesia Persero Tbk PT	8,514,800	2,234
Unilever Indonesia Tbk PT	626,400	2,257
XL Axiata Tbk PT (a)	5,037,425	925
		14,326
Korea, Republic of (8.9%)
CJ Corp.	5,983	889
Coway Co., Ltd.	17,773	1,471
Hanssem Co., Ltd.	7,708	1,090
Hugel, Inc. (a)	3,158	1,777
Hyundai Development Co-Engineering & Construction	6,111	218
Hyundai Motor Co.	15,346	2,075
KB Financial Group, Inc.	20,984	1,215
Korea Aerospace Industries Ltd. (a)(c)	23,682	1,117
Korea Electric Power Corp.	57,643	1,780
Mando Corp.	5,129	1,109
NAVER Corp.	3,243	2,405
Samsung Electronics Co., Ltd.	3,952	9,210
Samsung Electronics Co., Ltd. (Preference)	1,998	3,855
Shinhan Financial Group Co., Ltd.	26,797	1,141
		29,352
Malaysia (4.8%)
Gamuda Bhd	711,300	951
Genting Malaysia Bhd	2,610,200	3,286
IHH Healthcare Bhd	2,508,200	3,898
Malayan Banking Bhd	1,066,601	2,905
Malaysia Airports Holdings Bhd	1,045,700	2,402
Sime Darby Plantation Bhd (a)	1,395,200	1,992
Sime Darby Property Bhd (a)	1,395,200	517
		15,951
Mexico (3.1%)
Alsea SAB de CV	406,043	1,427
Fomento Economico Mexicano SAB de CV ADR	36,953	3,379
Grupo Financiero Banorte SAB de CV Series O	897,410	5,467
		10,273

Pakistan (0.5%)
United Bank Ltd.	877,200	1,570

Panama (0.7%)
Copa Holdings SA, Class A	16,923	2,177

Peru (0.8%)
Credicorp Ltd.	11,742	2,666

Philippines (2.8%)
Ayala Corp.	76,860	1,405
Ayala Land, Inc.	1,620,000	1,280
Metropolitan Bank & Trust Co.	2,274,962	3,756
SM Investments Corp.	155,234	2,746
		9,187
Poland (4.9%)
Bank Zachodni WBK SA	24,926	2,640
CCC SA	35,372	2,413
Jeronimo Martins SGPS SA	80,189	1,462
LPP SA	925	2,364
Powszechna Kasa Oszczednosci Bank Polski SA (a)	304,422	3,602
Powszechny Zaklad Ubezpieczen SA	321,753	3,930
		16,411
Russia (5.6%)
Gazprom PJSC ADR	415,989	2,029
Gazprom PJSC ADR	3,830	19
LUKOIL PJSC ADR	51,064	3,523
MMC Norilsk Nickel PJSC ADR	169,268	3,141
Sberbank of Russia PJSC ADR	285,527	5,332
X5 Retail Group N.V. GDR (a)	62,712	2,111
Yandex N.V., Class A (a)	62,253	2,456
		18,611
South Africa (5.5%)
AVI Ltd.	311,056	2,910
Bidvest Group Ltd. (The)	45,777	868
Capitec Bank Holdings Ltd. (c)	34,165	2,517
Clicks Group Ltd.	132,695	2,054
Imperial Holdings Ltd. (c)	93,726	1,852
Naspers Ltd., Class N	9,643	2,362
Sanlam Ltd.	427,527	3,085
Tiger Brands Ltd.	77,444	2,433
		18,081
Taiwan (7.9%)
Advanced Semiconductor Engineering, Inc.	747,476	1,078
Advantech Co., Ltd.	20,195	146
Delta Electronics, Inc.	388,326	1,747
Hon Hai Precision Industry Co., Ltd.	539,965	1,687
Largan Precision Co., Ltd.	16,000	1,851
MediaTek, Inc.	171,000	1,966
Nanya Technology Corp.	584,000	1,895
Nien Made Enterprise Co., Ltd.	181,000	1,751
President Chain Store Corp.	116,000	1,176
Taiwan Semiconductor Manufacturing Co., Ltd.	1,508,000	12,816
		26,113

United States (0.9%)
MercadoLibre, Inc.	8,147	2,904
Total Common Stocks (Cost $220,240)		321,030

Short-Term Investments (4.3%)
Securities held as Collateral on Loaned Securities (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $4,322)	4,321,617	4,322

Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $10,001)	10,001,401	10,001
Total Short-Term Investments (Cost $14,323)		14,323
Total Investments (101.1%) (Cost $234,563) Including $13,780 of Securities Loaned (e)(f)(g)		335,353
Liabilities in Excess of Other Assets (-1.1%)		(3,703)
Net Assets (100.0%)		$331,650

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $13,780,000 and $13,981,000, respectively. The Fund received cash collateral of approximately $4,322,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $9,659,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(f)

The approximate fair value and percentage of net assets, $259,830,000 and 78.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $105,591,000 and the aggregate gross unrealized depreciation is approximately $4,801,000, resulting in net unrealized appreciation of approximately $100,790,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	57.0%
Banks	25.4
Internet Software & Services	12.2
Semiconductors & Semiconductor Equipment	5.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
France (8.2%)
L’Oreal SA	7,093	$1,602
Pernod Ricard SA	8,967	1,494
		3,096
Germany (4.2%)
SAP SE	14,994	1,569

Italy (1.6%)
Davide Campari-Milano SpA	82,086	622

Netherlands (3.7%)
Heineken N.V.	9,118	981
RELX N.V.	20,325	422
		1,403
United Kingdom (27.9%)
British American Tobacco PLC	42,586	2,472
British American Tobacco PLC ADR	8,325	481
Experian PLC	36,297	784
Reckitt Benckiser Group PLC	35,937	3,045
RELX PLC	44,623	918
Unilever PLC	50,713	2,818
		10,518
United States (52.5%)
Abbott Laboratories	9,245	554
Accenture PLC, Class A	15,887	2,439
Altria Group, Inc.	5,137	320
Automatic Data Processing, Inc.	7,592	862
Coca-Cola Co. (The)	28,882	1,254
Danaher Corp.	10,299	1,009
Factset Research Systems, Inc.	2,534	505
Fidelity National Information Services, Inc.	7,860	757
International Flavors & Fragrances, Inc.	2,113	289
Intuit, Inc.	2,863	496
Microsoft Corp.	27,028	2,467
Moody’s Corp.	2,995	483
NIKE, Inc., Class B	20,113	1,336
Philip Morris International, Inc.	16,338	1,624
Twenty-First Century Fox, Inc., Class A	21,131	775
Twenty-First Century Fox, Inc., Class B	25,719	936
Visa, Inc., Class A	14,638	1,751
Walt Disney Co. (The)	4,197	422
Zoetis, Inc.	17,877	1,493
		19,772
Total Common Stocks (Cost $24,942)		36,980

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $708)	708,201	708
Total Investments (100.0%) (Cost $25,650) (b)(c)(d)		37,688
Liabilities in Excess of Other Assets (0.0%) (e)		(9)
Net Assets (100.0%)		$37,679

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(b)

The approximate fair value and percentage of net assets, $16,727,000 and 44.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(d)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,206,000 and the aggregate gross unrealized depreciation is approximately $168,000, resulting in net unrealized appreciation of approximately $12,038,000.

(e)	Amount is less than 0.05%.
ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	16.9%
Information Technology Services	15.4
Tobacco	13.0
Software	12.0
Personal Products	11.7
Beverages	11.6
Household Products	8.1
Media	5.7
Professional Services	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
Australia (7.4%)
APA Group	91,079	$553
Macquarie Atlas Roads Group	300,709	1,342
Spark Infrastructure Group	560,619	1,033
Sydney Airport	265,284	1,375
Transurban Group	265,095	2,335
		6,638
Brazil (0.3%)
Energisa SA (Units) (a)	25,200	265

Canada (11.5%)
Canadian Pacific Railway Ltd.	7,260	1,281
Enbridge, Inc.	99,336	3,124
Hydro One Ltd. (b)	83,710	1,359
Inter Pipeline Ltd. (c)	19,018	330
Pembina Pipeline Corp.	50,660	1,581
TransCanada Corp. (c)	63,090	2,609
		10,284
China (4.5%)
ENN Energy Holdings Ltd. (d)	110,000	986
Hopewell Highway Infrastructure Ltd. (d)	4,992,500	3,049
		4,035
France (8.2%)
Aeroports de Paris (ADP)	2,890	630
Getlink SE	170,590	2,435
Vinci SA	43,840	4,317
		7,382
Germany (0.4%)
Fraport AG Frankfurt Airport Services Worldwide	3,700	365

India (0.8%)
Azure Power Global Ltd. (e)	56,254	745

Italy (3.9%)
Atlantia SpA	66,896	2,074
Infrastrutture Wireless Italiane SpA (b)	50,760	402
Italgas SpA	71,067	425
Snam SpA	136,560	628
		3,529
Japan (1.1%)
East Japan Railway Co.	7,200	672
West Japan Railway Co.	4,000	283
		955
Mexico (3.5%)
Grupo Aeroportuario del Pacifico SAB de CV	14,100	141
Promotora y Operadora de Infraestructura SAB de CV	298,685	2,982
		3,123

Netherlands (1.3%)
Koninklijke Vopak N.V.	23,550	1,157

New Zealand (0.6%)
Auckland International Airport Ltd.	125,434	557

Spain (10.6%)
Abertis Infraestructuras SA	12,874	289
Aena SME SA (b)	2,950	594
Atlantica Yield PLC	250,404	4,903
Ferrovial SA	84,531	1,767
Saeta Yield SA	130,756	1,962
		9,515
United Kingdom (14.4%)
John Laing Group PLC (b)	1,478,753	5,595
National Grid PLC	351,561	3,954
Pennon Group PLC	32,046	290
Severn Trent PLC	27,086	701
United Utilities Group PLC	239,569	2,407
		12,947
United States (26.7%)
American Tower Corp. REIT	26,280	3,820
American Water Works Co., Inc.	12,300	1,010
Atmos Energy Corp.	13,100	1,104
Cheniere Energy, Inc. (e)	13,010	695
Crown Castle International Corp. REIT	26,795	2,937
Edison International	28,380	1,807
Enbridge Energy Management LLC (e)	152,224	1,391
Eversource Energy	16,969	1,000
Kinder Morgan, Inc.	121,463	1,829
NiSource, Inc.	18,053	432
Norfolk Southern Corp.	3,469	471
PG&E Corp.	43,677	1,919
Sempra Energy	27,886	3,101
Targa Resources Corp.	13,980	615
Union Pacific Corp.	6,520	876
Williams Cos., Inc. (The)	38,516	958
		23,965
Total Common Stocks (Cost $75,177)		85,462

Short-Term Investment (5.7%)
Investment Company (5.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $5,117)	5,116,700	5,117
Total Investments (100.9%) (Cost $80,294) Including $2,882 of Securities Loaned (g)(h)(i)		90,579
Liabilities in Excess of Other Assets (-0.9%)		(803)
Net Assets (100.0%)		$89,776

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $2,882,000 and $2,966,000, respectively. The Fund received non-cash collateral of approximately $2,966,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Security trades on the Hong Kong exchange.
(e)	Non-income producing security.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $45,300,000 and 50.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(i)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,371,000 and the aggregate gross unrealized depreciation is approximately $3,086,000, resulting in net unrealized appreciation of approximately $10,285,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	23.8%
Toll Roads	16.0
Diversified	12.9
Other*	12.9
Electricity Transmission & Distribution	12.5
Renewables	8.4
Communications	7.9
Short-Term Investment	5.6
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Australia (4.8%)
Dexus REIT	65,956	$474
Goodman Group REIT	67,538	439
GPT Group (The) REIT	76,420	279
Mirvac Group REIT	161,492	268
Scentre Group REIT	270,866	800
Stockland REIT	86,873	270
Vicinity Centres REIT	185,245	344
Westfield Corp. REIT	122,382	804
		3,678
Austria (0.1%)
Atrium European Real Estate Ltd. (a)	17,698	87

Canada (1.6%)
Boardwalk REIT	3,654	126
Crombie Real Estate Investment Trust REIT	9,858	96
Extendicare, Inc.	3,190	21
First Capital Realty, Inc.	22,632	358
H&R Real Estate Investment Trust REIT	7,333	120
RioCan Real Estate Investment Trust REIT	21,823	400
SmartCentres Real Estate Investment Trust REIT	3,340	75
		1,196
China (1.1%)
A-Living Services Co., Ltd. (a)(b)(c)	29,250	43
China Overseas Land & Investment Ltd. (b)	72,000	253
China Resources Land Ltd. (b)	28,000	103
China Vanke Co., Ltd. H Shares (b)	27,800	128
Country Garden Holdings Co., Ltd. (b)	67,000	140
Guangzhou R&F Properties Co., Ltd. H Shares (b)	69,600	176
		843
Finland (0.2%)
Citycon Oyj	67,064	151

France (4.3%)
Carmila SA REIT	2,470	73
Fonciere Des Regions REIT	1,931	213
Gecina SA REIT	3,045	529
ICADE REIT	1,949	190
Klepierre SA REIT	16,513	666
Mercialys SA REIT	13,710	264
Unibail-Rodamco SE REIT	6,025	1,379
		3,314
Germany (2.4%)
ADO Properties SA (c)	1,207	68
Deutsche EuroShop AG	1,342	49
Deutsche Wohnen SE	12,739	595
LEG Immobilien AG	1,745	196
Vonovia SE	18,771	931
		1,839

Hong Kong (12.5%)
Champion REIT	328,000	234
CK Asset Holdings Ltd.	120,500	1,020
Henderson Land Development Co., Ltd.	33,333	218
Hongkong Land Holdings Ltd.	192,100	1,328
Hysan Development Co., Ltd.	111,921	594
Link REIT	151,664	1,301
New World Development Co., Ltd.	382,585	545
Sun Hung Kai Properties Ltd.	122,893	1,958
Swire Properties Ltd.	299,900	1,054
Wharf Holdings Ltd. (The)	112,816	391
Wharf Real Estate Investment Co., Ltd. (a)	137,420	900
		9,543
Ireland (0.6%)
Green REIT PLC	172,585	322
Hibernia REIT PLC	59,886	106
		428
Italy (0.0%)
Beni Stabili SpA SIIQ REIT	45,072	37

Japan (8.6%)
Activia Properties, Inc. REIT	52	233
Advance Residence Investment Corp. REIT	84	214
GLP J-REIT	239	265
Hulic Co., Ltd.	26,900	294
Hulic REIT, Inc.	17	26
Invincible Investment Corp. REIT	396	183
Japan Hotel REIT Investment Corp.	153	109
Japan Real Estate Investment Corp. REIT	67	349
Japan Retail Fund Investment Corp. REIT	173	336
Kenedix Office Investment Corp. REIT	8	49
Mitsubishi Estate Co., Ltd.	79,100	1,315
Mitsui Fudosan Co., Ltd.	61,000	1,471
Nippon Building Fund, Inc. REIT	99	550
Nippon Prologis, Inc. REIT	23	50
Nomura Real Estate Master Fund, Inc. REIT	241	336
Orix, Inc. J-REIT	15	23
Sumitomo Realty & Development Co., Ltd.	14,000	524
United Urban Investment Corp. REIT	149	233
		6,560
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	5,886,464	7

Netherlands (0.5%)
Eurocommercial Properties N.V. CVA REIT	9,174	379

Norway (0.4%)
Entra ASA (c)	19,283	263
Norwegian Property ASA	35,401	46
		309
Singapore (1.1%)
APAC Realty Ltd. (a)	89,500	84
Ascendas Real Estate Investment Trust REIT	70,200	141
CapitaLand Commercial Trust REIT	111,192	156
CapitaLand Mall Trust REIT	92,000	147

EC World Real Estate Investment Trust Unit REIT	8,700	5
Keppel REIT	126,645	117
Suntec Real Estate Investment Trust REIT	47,700	69
UOL Group Ltd.	15,974	105
		824
Spain (1.2%)
Hispania Activos Inmobiliarios SOCIMI SA REIT	12,592	268
Inmobiliaria Colonial Socimi SA REIT	6,970	81
Merlin Properties Socimi SA REIT	34,506	528
		877
Sweden (0.8%)
Atrium Ljungberg AB, Class B	7,931	117
Castellum AB	9,248	151
Hufvudstaden AB, Class A	21,313	318
Kungsleden AB	9,245	62
		648
Switzerland (0.6%)
PSP Swiss Property AG (Registered)	4,446	434

United Kingdom (6.3%)
British Land Co., PLC (The) REIT	115,990	1,046
Capital & Counties Properties PLC	1,888	7
Capital & Regional PLC REIT	73,771	56
Derwent London PLC REIT	15,880	692
Grainger PLC	9,665	39
Great Portland Estates PLC REIT	63,688	595
Hammerson PLC REIT	69,620	525
Intu Properties PLC REIT	41,547	121
Land Securities Group PLC REIT	93,204	1,227
LXB Retail Properties PLC (a)	137,376	45
Segro PLC REIT	7,326	62
St. Modwen Properties PLC	38,585	210
Urban & Civic PLC	35,740	153
		4,778
United States (52.0%)
Alexandria Real Estate Equities, Inc. REIT	2,530	316
American Homes 4 Rent, Class A REIT	45,676	917
Apartment Investment & Management Co., Class A REIT	4,140	169
AvalonBay Communities, Inc. REIT	7,383	1,214
Blackstone Mortgage Trust, Inc., Class A REIT	6,840	215
Boston Properties, Inc. REIT	25,050	3,087
Brandywine Realty Trust REIT	10,970	174
Brixmor Property Group, Inc. REIT	39,275	599
Camden Property Trust REIT	9,894	833
Chesapeake Lodging Trust REIT	4,729	131
Cousins Properties, Inc. REIT	26,215	228
CubeSmart REIT	22,499	634
DCT Industrial Trust, Inc. REIT	15,148	853
DDR Corp. REIT	6,940	51
Digital Realty Trust, Inc. REIT	3,710	391
Douglas Emmett, Inc. REIT	2,365	87
Duke Realty Corp. REIT	14,051	372
Education Realty Trust, Inc. REIT	9,800	321
Equity Residential REIT	23,913	1,473
Essex Property Trust, Inc. REIT	2,715	653

Federal Realty Investment Trust REIT	851	99
Forest City Realty Trust, Inc., Class A REIT	9,669	196
Gaming & Leisure Properties, Inc. REIT	7,745	259
GGP, Inc. REIT	77,330	1,582
HCP, Inc. REIT	43,205	1,004
Healthcare Realty Trust, Inc. REIT	26,574	736
Healthcare Trust of America, Inc., Class A REIT	12,948	342
Host Hotels & Resorts, Inc. REIT	33,541	625
Hudson Pacific Properties, Inc. REIT	7,831	255
Invitation Homes, Inc. REIT	2,749	63
JBG SMITH Properties REIT	14,509	489
Kilroy Realty Corp. REIT	9,022	640
Kimco Realty Corp. REIT	13,841	199
LaSalle Hotel Properties REIT	26,789	777
Liberty Property Trust REIT	5,229	208
Life Storage, Inc. REIT	6,655	556
Macerich Co. (The) REIT	14,698	823
Mack-Cali Realty Corp. REIT	37,375	625
Mid-America Apartment Communities, Inc. REIT	3,880	354
National Retail Properties, Inc. REIT	6,204	244
Paramount Group, Inc. REIT	41,304	588
Pennsylvania Real Estate Investment Trust REIT	11,418	110
ProLogis, Inc. REIT	19,889	1,253
Public Storage REIT	6,391	1,281
QTS Realty Trust, Inc., Class A REIT	14,879	539
Regency Centers Corp. REIT	13,814	815
Rexford Industrial Realty, Inc. REIT	10,735	309
RLJ Lodging Trust REIT	15,110	294
Simon Property Group, Inc. REIT	30,640	4,729
SL Green Realty Corp. REIT	26,662	2,582
Starwood Property Trust, Inc. REIT	8,310	174
Taubman Centers, Inc. REIT	8,626	491
Tier, Inc. REIT	7,933	147
UDR, Inc. REIT	8,833	315
Ventas, Inc. REIT	8,610	426
Vornado Realty Trust REIT	37,149	2,500
Welltower, Inc. REIT	5,454	297
		39,644
Total Common Stocks (Cost $59,859)		75,576

Short-Term Investment (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $230)	230,422	230
Total Investments (99.4%) (Cost $60,089) (g)(h)(i)		75,806
Other Assets in Excess of Liabilities (0.6%)		462
Net Assets (100.0%)		$76,268

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)

At March 29, 2018, the Fund held a fair valued security valued at approximately $7,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(e)	Security has been deemed illiquid at March 29, 2018.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $34,686,000 and 45.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(i)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,368,000 and the aggregate gross unrealized depreciation is approximately $1,651,000, resulting in net unrealized appreciation of approximately $15,717,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	30.6%
Retail	24.0
Office	18.3
Residential	12.0
Other*	9.9
Industrial	5.2
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (52.8%)
Agency Adjustable Rate Mortgage (0.1%)
United States (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
1 Month USD LIBOR + 1.62%, 2.50%, 7/1/45 (Cost $77)	$75	$76

Agency Fixed Rate Mortgages (2.5%)
United States (2.5%)
Federal Home Loan Mortgage Corporation,
April TBA:
3.50%, 4/1/48 (a)	600	601
Gold Pools:
3.50%, 2/1/45 – 6/1/45	448	449
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/48 (a)	220	215
3.50%, 4/1/48 (a)	386	387
4.00%, 4/1/48 (a)	350	359
4.50%, 4/1/48 (a)	100	105
Conventional Pools:
3.00%, 5/1/30 – 6/1/30	113	113
4.00%, 11/1/41 – 1/1/46	466	481
4.50%, 3/1/41 – 11/1/44	260	274
5.00%, 1/1/41 – 3/1/41	97	105
6.00%, 1/1/38	18	20
6.50%, 8/1/38	4	4
Government National Mortgage Association,
Various Pool:
4.00%, 7/15/44	64	66
Total Agency Fixed Rate Mortgages (Cost $3,215)		3,179

Asset-Backed Securities (0.1%)
United States (0.1%)
Louisiana Public Facilities Authority
0.00%, 4/26/27 (b)	54	54
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 2.55%, 7/25/25 (b)	48	48
Total Asset-Backed Securities (Cost $100)		102

Commercial Mortgage-Backed Securities (0.8%)
United States (0.8%)
COMM Mortgage Trust,
3.28%, 1/10/46	45	45
3.96%, 3/10/47	144	149
4.73%, 7/15/47 (b)(c)	100	88
Commercial Mortgage Pass-Through Certificates,
4.24%, 2/10/47 (b)	77	81
JPMBB Commercial Mortgage Securities Trust,
3.96%, 9/15/47 (b)(c)	100	86
4.56%, 9/15/47 (b)(c)	102	85
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63	40	40
Wells Fargo Commercial Mortgage Trust,
3.94%, 8/15/50 (c)	80	66

WFCG Commercial Mortgage Trust,
1 Month USD LIBOR + 3.14%, 4.92%, 11/15/29 (b)(c)		137	137
WFRBS Commercial Mortgage Trust,
3.99%, 10/15/57 (b)(c)		144	116
5.03%, 9/15/46 (b)(c)		140	132
Total Commercial Mortgage-Backed Securities (Cost $1,046)			1,025

Corporate Bonds (12.2%)
Australia (0.3%)
Australia & New Zealand Banking Group Ltd.,
5.13%, 9/10/19	EUR	100	132
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)	$85		92
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		50	50
Transurban Finance Co., Pty Ltd.,
4.13%, 2/2/26 (c)		70	71
			345
Belgium (0.1%)
Anheuser-Busch InBev Finance, Inc.,
3.65%, 2/1/26		100	100

Canada (0.7%)
Goldcorp, Inc.,
3.70%, 3/15/23		73	72
Province of Alberta Canada,
1.75%, 8/26/20		260	254
Province of British Columbia Canada,
2.00%, 10/23/22		260	251
Royal Bank of Canada,
2.75%, 2/1/22		250	247
			824
Chile (0.1%)
Banco del Estado de Chile,
2.67%, 1/8/21 (c)		200	196

China (0.3%)
Baidu, Inc.,
2.88%, 7/6/22		200	194
3.25%, 8/6/18		225	226
			420
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		230	247

France (1.0%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)		200	191
Banque Federative du Credit Mutuel SA,
2.00%, 9/19/19	EUR	200	254
BNP Paribas SA,
3.80%, 1/10/24 (c)	$200		200
5.00%, 1/15/21		85	89
BPCE SA,
5.15%, 7/21/24 (c)		200	209
Electricite de France SA,
5.00%, 1/22/26 (d)	EUR	100	132

TOTAL SA,
3.88%, 5/18/22 (d)	100		135
			1,210
Germany (0.8%)
BMW US Capital LLC,
2.15%, 4/6/20 (c)		$200	197
Deutsche Bank AG,
2.70%, 7/13/20	225		220
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)	150		148
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	EUR	100	143
Siemens Financieringsmaatschappij N.V.,
2.15%, 5/27/20 (c)		$250	246
			954
India (0.1%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26	200		191

Israel (0.1%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21	120		108

Italy (0.2%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	100	126
Intesa Sanpaolo SpA,
6.50%, 2/24/21 (c)		$100	108
Telecom Italia Finance SA,
7.75%, 1/24/33	EUR	30	55
			289
Malaysia (0.1%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		$200	198

Netherlands (0.4%)
ABN AMRO Bank N.V.,
2.88%, 6/30/25	EUR	100	129
Cooperatieve Rabobank UA,
3.88%, 2/8/22		$50	51
Series G
3.75%, 11/9/20	EUR	50	67
ING Bank N.V.,
5.80%, 9/25/23 (c)		$200	217
			464
Spain (0.4%)
Banco Santander SA,
5.18%, 11/19/25	200		209
Telefonica Emisiones SAU,
4.71%, 1/20/20	EUR	200	267
			476
Sweden (0.2%)
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20		$250	247

Switzerland (0.4%)
ABB Treasury Center USA, Inc.,
4.00%, 6/15/21 (c)		50	52
Credit Suisse AG,
0.63%, 11/20/18	EUR	200	247
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (c)	$200		198
			497
United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)		200	200

United Kingdom (1.2%)
BP Capital Markets PLC,
2.50%, 11/6/22		100	97
Heathrow Funding Ltd.,
4.88%, 7/15/21 (c)		100	106
HSBC Holdings PLC,
4.25%, 3/14/24		200	201
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	200	276
Nationwide Building Society,
3.77%, 3/8/24 (c)	$200		200
NGG Finance PLC,
5.63%, 6/18/73	GBP	100	156
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	$200		198
Standard Chartered PLC,
2.10%, 8/19/19 (c)		225	222
			1,456
United States (5.4%)
Abbott Laboratories,
3.40%, 11/30/23		125	124
Air Lease Corp.,
2.13%, 1/15/20		150	147
Amazon.com, Inc.,
2.80%, 8/22/24 (c)		150	146
American Express Credit Corp.,
MTN
2.20%, 3/3/20		125	123
3.30%, 5/3/27		125	121
American International Group, Inc.,
4.88%, 6/1/22		50	53
Apple, Inc.,
2.50%, 2/9/22		200	197
AT&T, Inc.,
4.25%, 3/1/27		175	177
4.50%, 3/9/48		45	42
5.15%, 2/14/50		50	51
AvalonBay Communities, Inc.,
Series G
2.95%, 9/15/22		50	49
Bank of America Corp.,
4.24%, 4/24/38		100	102
MTN
4.00%, 1/22/25		175	175
Becton Dickinson and Co.,
2.89%, 6/6/22		125	121
Capital One NA,
1.85%, 9/13/19		250	246

Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	25	26
6.48%, 10/23/45	50	55
Citigroup, Inc.,
5.50%, 9/13/25	75	81
8.13%, 7/15/39	75	114
Coca-Cola Co. (The),
3.20%, 11/1/23	100	101
ConocoPhillips Co.,
4.95%, 3/15/26	75	82
CVS Health Corp.,
3.70%, 3/9/23	200	201
Discover Bank,
3.10%, 6/4/20	255	254
Discovery Communications LLC,
2.95%, 3/20/23	100	97
Duke Energy Corp.,
1.80%, 9/1/21	100	95
Five Corners Funding Trust,
4.42%, 11/15/23 (c)	200	209
Ford Motor Credit Co., LLC,
2.68%, 1/9/20	200	198
General Motors Financial Co., Inc.,
2.35%, 10/4/19	75	74
Goldman Sachs Group, Inc. (The),
2.30%, 12/13/19	80	79
6.75%, 10/1/37	125	157
Home Depot, Inc. (The),
5.88%, 12/16/36	50	64
HSBC USA, Inc.,
3.50%, 6/23/24	100	100
Johnson Controls International PLC,
3.90%, 2/14/26	75	75
JPMorgan Chase & Co.,
2.25%, 1/23/20	200	198
3.78%, 2/1/28	100	100
Lockheed Martin Corp.,
3.55%, 1/15/26	100	99
McDonald’s Corp.,
MTN
3.38%, 5/26/25	100	99
Medtronic, Inc.,
3.63%, 3/15/24	100	101
Merck & Co., Inc.,
2.80%, 5/18/23	100	99
Metropolitan Life Global Funding I,
2.40%, 1/8/21 (c)	200	197
Microsoft Corp.,
1.55%, 8/8/21	200	192
NBC Universal Media LLC,
4.38%, 4/1/21	130	135
NextEra Energy Capital Holdings, Inc.,
3.55%, 5/1/27	125	122
Oncor Electric Delivery Co., LLC,
6.80%, 9/1/18	80	81
Oracle Corp.,
3.40%, 7/8/24	75	75
PepsiCo, Inc.,
3.60%, 3/1/24	100	102
PNC Bank NA,
3.10%, 10/25/27	300	287

QUALCOMM, Inc.,
2.60%, 1/30/23	100		96
Rockwell Collins, Inc.,
1.95%, 7/15/19	100		99
Thermo Fisher Scientific, Inc.,
2.95%, 9/19/26	100		94
UnitedHealth Group, Inc.,
2.88%, 3/15/23	100		98
Verizon Communications, Inc.,
4.67%, 3/15/55	82		78
Visa, Inc.,
3.15%, 12/14/25	75		74
Walmart, Inc.,
2.55%, 4/11/23	50		49
Wells Fargo & Co.,
3.00%, 10/23/26	325		305
			6,716
Total Corporate Bonds (Cost $15,157)			15,138

Mortgages - Other (0.4%)
United States (0.4%)
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 7/25/46	208		201
3.50%, 5/25/45 – 7/25/46	271		267
4.00%, 5/25/45	24		24
Total Mortgages - Other (Cost $510)			492

Sovereign (27.4%)
Australia (0.9%)
Australia Government Bond,
2.75%, 11/21/27	AUD	950	740
3.00%, 3/21/47	24		18
3.25%, 4/21/25	420		338
			1,096
Austria (0.5%)
Republic of Austria Government Bond,
1.20%, 10/20/25 (c)	EUR	510	666

Belgium (1.3%)
Kingdom of Belgium Government Bond,
0.80%, 6/22/25 (c)	1,300		1,649

Bermuda (0.2%)
Bermuda Government International Bond,
4.85%, 2/6/24 (c)	$200		211

Brazil (3.9%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/21	BRL	15,120	4,814

Canada (1.3%)
Canadian Government Bond,
0.50%, 3/1/22	CAD	680	499
1.50%, 6/1/26	1,470		1,092
2.75%, 12/1/48	20		18
			1,609

China (0.3%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	130	169
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)	$200		197
			366
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	670	110

France (1.2%)
French Republic Government Bond OAT,
1.00%, 5/25/27	EUR	330	421
1.75%, 5/25/23	580		778
2.00%, 5/25/48 (c)	24		33
3.25%, 5/25/45	160		275
			1,507
Germany (0.7%)
Bundesrepublik Deutschland Bundesanleihe,
1.25%, 8/15/48	36		46
4.25%, 7/4/39	300		602
4.75%, 7/4/34	90		177
			825
Greece (0.6%)
Hellenic Republic Government Bond,
3.75%, 1/30/28	629		742

Hungary (0.1%)
Hungary Government International Bond,
5.75%, 11/22/23	$130		144

Indonesia (0.2%)
Indonesia Government International Bond,
5.88%, 1/15/24	200		221

Ireland (0.1%)
Ireland Government Bond,
5.40%, 3/13/25	EUR	80	132

Italy (1.9%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	670		859
2.20%, 6/1/27	380		489
2.35%, 9/15/24 (c)	540		776
5.00%, 9/1/40	130		222
			2,346
Japan (6.7%)
Japan Government Five Year Bond,
0.20%, 3/20/19	JPY	52,000	490
Japan Government Ten Year Bond,
0.10%, 6/20/26	139,000		1,320
0.50%, 9/20/24	165,000		1,609
1.10%, 3/20/21 – 6/20/21	217,400		2,122
Japan Government Thirty Year Bond,
0.30%, 6/20/46	45,000		379
0.80%, 9/20/47	6,750		65
1.70%, 6/20/33	106,000		1,207

2.00%, 9/20/40	95,000		1,156
			8,348
Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	600	155

Mexico (0.7%)
Mexican Bonos,
Series M
5.75%, 3/5/26	MXN	3,000	150
6.50%, 6/10/21	8,000		431
7.50%, 6/3/27	2,000		112
Petroleos Mexicanos,
4.88%, 1/18/24	$190		193
6.38%, 1/23/45	50		49
			935
Netherlands (0.4%)
Netherlands Government Bond,
0.25%, 7/15/25 (c)	EUR	450	552

New Zealand (0.2%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	390	284

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	730	95

Poland (0.1%)
Republic of Poland Government Bond,
4.00%, 10/25/23	PLN	330	104

Portugal (1.9%)
Portugal Obrigacoes do Tesouro OT,
2.13%, 10/17/28 (c)	EUR	110	142
2.88%, 7/21/26 (c)	655		906
4.13%, 4/14/27 (c)	722		1,090
5.65%, 2/15/24 (c)	120		190
			2,328
Russia (0.4%)
Russian Federal Bond - OFZ,
7.00%, 8/16/23	RUB	29,650	530

Spain (1.6%)
Spain Government Bond,
0.40%, 4/30/22	EUR	940	1,178
1.40%, 4/30/28 (c)	190		239
4.40%, 10/31/23 (c)	210		317
Spain Government Inflation Linked Bond,
1.00%, 11/30/30 (c)	172		238
			1,972
Sweden (0.0%)
Sweden Government Bond,
1.00%, 11/12/26	SEK	470	59

United Kingdom (1.9%)
United Kingdom Gilt,
1.25%, 7/22/27	GBP	430	596
1.50%, 1/22/21 – 7/22/47		205	290
3.50%, 1/22/45		420	812
4.25%, 6/7/32 – 9/7/39		310	607
			2,305
Total Sovereign (Cost $31,903)			34,105

U.S. Treasury Securities (9.3%)
United States (9.3%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$1,700		1,553
2.75%, 11/15/47		234	224
3.50%, 2/15/39		800	879
U.S. Treasury Notes,
0.38%, 1/15/27		318	310
0.50%, 1/15/28		6,228	6,119
1.38%, 1/31/21		550	535
1.75%, 5/15/23		1,250	1,200
2.25%, 2/15/27		760	731
Total U.S. Treasury Securities (Cost $11,527)			11,551
Total Fixed Income Securities (Cost $63,535)			65,668

	Shares	Value (000)
Common Stocks (36.8%)
Australia (0.8%)
AGL Energy Ltd.	533	9
Alumina Ltd.	5,569	10
Amcor Ltd.	1,645	18
AMP Ltd.	4,271	16
ASX Ltd.	294	13
Australia & New Zealand Banking Group Ltd.	4,208	87
BHP Billiton Ltd.	3,478	77
Brambles Ltd.	1,848	14
CIMIC Group Ltd.	244	8
Coca-Cola Amatil Ltd.	317	2
Commonwealth Bank of Australia	1,558	87
CSL Ltd.	594	71
Fortescue Metals Group Ltd.	1,713	6
GPT Group (The) REIT	4,585	17
Incitec Pivot Ltd.	2,655	7
Insurance Australia Group Ltd.	2,989	17
Macquarie Group Ltd.	427	34
National Australia Bank Ltd.	3,203	70
Newcrest Mining Ltd.	776	12
Orica Ltd.	644	9
Origin Energy Ltd. (e)	1,422	10
Orora Ltd.	1,645	4
QBE Insurance Group Ltd.	2,304	17
Rio Tinto Ltd.	468	26
Santos Ltd. (e)	1,191	5
Scentre Group REIT	6,017	18
Shopping Centres Australasia Property Group REIT	298	1
South32 Ltd.	7,996	20
South32 Ltd.	3,478	9
Star Entertainment Grp Ltd. (The)	218	1
Stockland REIT	6,034	19
Suncorp Group Ltd.	1,750	18
Sydney Airport	452	2

Tabcorp Holdings Ltd.	224	1
Telstra Corp., Ltd.	4,317	10
Transurban Group	2,014	18
Treasury Wine Estates Ltd.	964	13
Wesfarmers Ltd.	1,163	37
Westfield Corp. REIT	2,757	18
Westpac Banking Corp.	3,149	70
Woodside Petroleum Ltd.	670	15
Woolworths Group Ltd.	1,350	27
		943
Austria (0.1%)
BUWOG AG (e)	28	1
Erste Group Bank AG	865	44
IMMOFINANZ AG	560	1
Raiffeisen Bank International AG (e)	230	9
Verbund AG	75	2
voestalpine AG	158	8
		65
Belgium (0.1%)
Ageas	219	11
Anheuser-Busch InBev SA N.V.	525	58
Colruyt SA	71	4
Groupe Bruxelles Lambert SA	119	14
KBC Group N.V.	582	51
Solvay SA	57	8
Umicore SA	254	13
		159
Canada (0.9%)
Agnico Eagle Mines Ltd.	200	8
Bank of Montreal	476	36
Bank of Nova Scotia (The)	667	41
Barrick Gold Corp.	857	11
Barrick Gold Corp.	15,560	194
BCE, Inc.	800	34
Blackberry Ltd. (e)	476	5
Brookfield Asset Management, Inc., Class A	809	32
Brookfield Business Partners LP	20	1
Brookfield Property Partners LP	40	1
Cameco Corp.	476	4
Canadian Imperial Bank of Commerce	476	42
Canadian National Railway Co.	762	56
Canadian Natural Resources Ltd.	762	24
Canadian Pacific Railway Ltd.	200	35
Cenovus Energy, Inc.	762	6
Crescent Point Energy Corp.	286	2
Eldorado Gold Corp. (e)	571	—	@
Enbridge, Inc.	857	27
Enbridge, Inc.	438	14
Encana Corp.	762	8
Goldcorp, Inc.	762	11
Imperial Oil Ltd.	95	3
Kinross Gold Corp. (e)	952	4
Loblaw Cos., Ltd.	129	7
Magna International, Inc.	571	32
Manulife Financial Corp.	2,381	44
National Bank of Canada	400	19
Nutrien Ltd.	729	34
Obsidian Energy Ltd. (e)	500	1

Power Corp. of Canada	571	13
PrairieSky Royalty Ltd.	19	—	@
Rogers Communications, Inc., Class B	381	17
Royal Bank of Canada	952	74
Sun Life Financial, Inc.	667	27
Suncor Energy, Inc.	1,333	46
Teck Resources Ltd., Class B	476	12
Thomson Reuters Corp.	500	19
Toronto-Dominion Bank (The)	1,429	81
TransCanada Corp.	571	24
Wheaton Precious Metals Corp.	381	8
Yamana Gold, Inc.	857	2
		1,059
China (0.0%)
Yum China Holdings, Inc.	356	15

Denmark (0.5%)
AP Moller - Maersk A/S Series A	7	11
AP Moller - Maersk A/S Series B	13	20
Danske Bank A/S	915	34
DSV A/S	2,585	204
ISS A/S	2,102	78
Novo Nordisk A/S Series B	5,448	268
Novozymes A/S Series B	442	23
Vestas Wind Systems A/S	517	37
		675
Finland (0.1%)
Elisa Oyj	163	7
Fortum Oyj	382	8
Kone Oyj, Class B	343	17
Metso Oyj	120	4
Nokia Oyj	3,329	18
Nokian Renkaat Oyj	141	7
Sampo Oyj, Class A	355	20
Stora Enso Oyj, Class R	588	11
UPM-Kymmene Oyj	325	12
Valmet Oyj	120	3
Wartsila Oyj Abp	513	11
		118
France (3.3%)
Accor SA	5,698	308
Aeroports de Paris (ADP)	264	57
Air Liquide SA	333	41
Airbus SE	396	46
Alstom SA	238	11
ArcelorMittal (e)	262	8
Atos SE	1,652	226
AXA SA	1,795	48
BNP Paribas SA	3,247	241
Bouygues SA	4,678	235
Capgemini SE	3,234	403
Carrefour SA	436	9
CGG SA (e)	5	—	@
Cie de Saint-Gobain	4,648	245
Cie Generale des Etablissements Michelin SCA	214	32
Credit Agricole SA	3,602	59
Danone SA	432	35
Electricite de France SA	328	5

Engie SA	1,158	19
Essilor International Cie Generale d’Optique SA	178	24
Fonciere Des Regions REIT	31	3
Gecina SA REIT	22	4
Getlink SE	5,760	82
Hermes International	23	14
Klepierre SA REIT	187	7
L’Oreal SA	246	56
Legrand SA	114	9
LVMH Moet Hennessy Louis Vuitton SE	185	57
Natixis SA	1,849	15
Orange SA	1,686	29
Pernod Ricard SA	206	34
Peugeot SA	21,468	517
Publicis Groupe SA	183	13
Renault SA	194	24
Rexel SA	4,921	83
Safran SA	147	16
Sanofi	455	37
Schneider Electric SE	459	40
SES SA	360	5
Societe Generale SA	2,376	129
Sodexo SA	160	16
Thales SA	92	11
TOTAL SA	1,305	74
Unibail-Rodamco SE REIT	52	12
Vallourec SA (e)	98	1
Veolia Environnement SA	344	8
Vinci SA	7,652	753
Vivendi SA	1,030	27
		4,128
Germany (0.9%)
Adidas AG	126	31
Allianz SE (Registered)	284	64
BASF SE	417	42
Bayer AG (Registered)	471	53
Bayerische Motoren Werke AG	254	28
CECONOMY AG	125	1
Commerzbank AG (e)	2,156	28
Continental AG	60	17
Daimler AG (Registered)	486	41
Deutsche Bank AG (Registered)	628	9
Deutsche Boerse AG	2,702	368
Deutsche Lufthansa AG (Registered)	129	4
Deutsche Post AG (Registered)	433	19
Deutsche Telekom AG (Registered)	1,535	25
E.ON SE	1,058	12
Fraport AG Frankfurt Airport Services Worldwide	699	69
Fresenius Medical Care AG & Co., KGaA	133	14
Fresenius SE & Co., KGaA	290	22
HeidelbergCement AG	44	4
Henkel AG & Co., KGaA	114	14
Henkel AG & Co., KGaA (Preference)	211	28
Infineon Technologies AG	911	24
K+S AG (Registered)	63	2
LANXESS AG	38	3
Linde AG (e)	109	23
Merck KGaA	138	13
METRO AG	125	2
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	146	34

OSRAM Licht AG	40	3
Porsche Automobil Holding SE (Preference)	188	16
QIAGEN N.V. (e)	321	10
RWE AG (e)	346	9
Salzgitter AG	52	3
SAP SE	563	59
Siemens AG (Registered)	408	52
thyssenKrupp AG	146	4
Uniper SE	105	3
Volkswagen AG	26	5
Volkswagen AG (Preference)	107	21
		1,179
Greece (0.0%)
National Bank of Greece SA (e)	9	—	@

Hong Kong (0.2%)
Bank of East Asia Ltd. (The)	1,676	7
BOC Hong Kong Holdings Ltd.	2,500	12
CK Asset Holdings Ltd.	2,052	17
CK Hutchison Holdings Ltd.	2,052	25
CLP Holdings Ltd.	1,200	12
Esprit Holdings Ltd. (e)	1,397	—	@
Global Brands Group Holding Ltd. (e)	4,000	—	@
Hanergy Thin Film Power Group Ltd. (e)(f)(g)	18,000	—	@
Hang Lung Group Ltd.	1,000	3
Hang Lung Properties Ltd.	2,000	5
Hang Seng Bank Ltd.	800	19
Henderson Land Development Co., Ltd.	1,778	12
Hong Kong & China Gas Co., Ltd.	4,550	9
Hong Kong Exchanges & Clearing Ltd.	759	25
I-CABLE Communications Ltd. (e)	1,072	—	@
Kerry Logistics Network Ltd.	750	1
Kerry Properties Ltd.	1,000	5
Li & Fung Ltd.	4,000	2
Link REIT	1,254	11
MTR Corp., Ltd.	1,441	8
New World Development Co., Ltd.	4,082	6
Power Assets Holdings Ltd.	1,000	9
Sands China Ltd.	1,600	9
Sino Land Co., Ltd.	2,477	4
Sun Hung Kai Properties Ltd.	2,530	40
Swire Pacific Ltd., Class A	1,000	10
Swire Properties Ltd.	350	1
Wharf Holdings Ltd. (The)	1,400	5
Wharf Real Estate Investment Co., Ltd. (e)	1,400	9
Wynn Macau Ltd.	1,200	4
		270
Ireland (0.1%)
Bank of Ireland Group PLC (e)	1,837	16
CRH PLC	2,889	98
		114
Italy (0.8%)
Assicurazioni Generali SpA	766	15
Atlantia SpA	9,732	302
Banco BPM SpA (e)	215	1
CNH Industrial N.V.	456	6
Enel SpA	4,573	28
Eni SpA	1,280	23

EXOR N.V.	55	4
Ferrari N.V.	61	7
Fiat Chrysler Automobiles N.V. (e)	607	12
Intesa Sanpaolo SpA	33,363	122
Italgas SpA	197	1
Leonardo SpA	351	4
Luxottica Group SpA	69	4
Mediobanca Banca di Credito Finanziario SpA	32,340	381
Prysmian SpA	116	4
Rizzoli Corriere Della Sera Mediagroup SpA (e)	41	—	@
Saipem SpA (e)	15	—	@
Snam SpA	989	4
Telecom Italia SpA (e)	5,340	5
Telecom Italia SpA	2,252	2
Tenaris SA	277	5
Terna Rete Elettrica Nazionale SpA	922	5
UniCredit SpA (e)	4,286	90
Unione di Banche Italiane SpA	2,209	10
		1,035
Netherlands (0.6%)
ABN AMRO Group N.V. CVA (c)	463	14
Akzo Nobel N.V.	228	22
ASML Holding N.V.	299	59
Coca-Cola European Partners PLC	129	5
Fugro N.V. CVA (e)	56	1
Heineken N.V.	360	39
ING Groep N.V.	10,933	185
Koninklijke Ahold Delhaize N.V.	882	21
Koninklijke KPN N.V.	1,070	3
Koninklijke Philips N.V.	1,098	42
Koninklijke Vopak N.V.	68	3
PostNL N.V.	385	1
Randstad Holding N.V.	3,996	263
Unilever N.V. CVA	1,146	65
		723
New Zealand (0.0%)
Auckland International Airport Ltd.	1,674	7
Contact Energy Ltd.	1,252	5
Fletcher Building Ltd.	1,181	5
Mercury NZ Ltd.	1,212	3
Meridian Energy Ltd.	2,247	5
Ryman Healthcare Ltd.	661	5
Spark New Zealand Ltd.	3,134	7
		37
Norway (0.1%)
Akastor ASA (e)	246	1
Aker Solutions ASA (e)	246	1
DNB ASA	2,312	45
Kvaerner ASA (e)	246	—	@
Norsk Hydro ASA	1,778	11
Orkla ASA	1,208	13
REC Silicon ASA (e)	1,171	—	@
Statoil ASA	2,284	54
Subsea 7 SA	420	5
Telenor ASA	995	23
Yara International ASA	352	15
		168

Poland (0.0%)
Jeronimo Martins SGPS SA	241	4

Portugal (0.0%)
EDP - Energias de Portugal SA	2,371	9
Galp Energia SGPS SA	247	5
Pharol SGPS SA (Registered) (e)	610	—	@
		14
Spain (0.5%)
Abertis Infraestructuras SA	292	7
ACS Actividades de Construccion y Servicios SA	189	7
Amadeus IT Group SA, Class A	176	13
Banco Bilbao Vizcaya Argentaria SA	16,396	130
Banco de Sabadell SA	14,822	30
Banco Santander SA	34,810	227
Bankia SA	2,265	10
Bankinter SA	1,326	14
CaixaBank SA	6,061	29
Distribuidora Internacional de Alimentacion SA	556	2
Enagas SA	211	6
Ferrovial SA	309	6
Gas Natural SDG SA	192	5
Grifols SA	163	5
Grifols SA (Preference) Class B	38	1
Iberdrola SA	2,771	20
Industria de Diseno Textil SA	824	26
International Consolidated Airlines Group SA	1,054	9
Red Electrica Corp., SA	338	7
Repsol SA	846	15
Telefonica SA	2,506	25
		594
Sweden (0.5%)
Alfa Laval AB	500	12
Assa Abloy AB, Class B	1,714	37
Atlas Copco AB, Class A	1,136	49
Atlas Copco AB, Class B	662	26
Boliden AB	459	16
Electrolux AB, Class B	405	13
Essity AB, Class B (e)	1,038	29
Getinge AB, Class B	384	4
Hennes & Mauritz AB, Class B	1,573	23
Hexagon AB, Class B	436	26
Husqvarna AB, Class B	708	7
ICA Gruppen AB	134	5
Industrivarden AB, Class C	287	7
Investor AB, Class B	785	35
Kinnevik AB, Class B	405	14
L E Lundbergforetagen AB, Class B	65	5
Lundin Petroleum AB (e)	316	8
Millicom International Cellular SA SDR	113	8
Nordea Bank AB	5,119	55
Sandvik AB	1,887	34
Securitas AB, Class B	528	9
Skandinaviska Enskilda Banken AB, Class A	2,577	27
Skanska AB, Class B	573	12
SKF AB, Class B	644	13
Svenska Handelsbanken AB, Class A	2,545	32
Swedbank AB, Class A	1,523	34
Swedish Match AB	305	14
Tele2 AB, Class B	606	7

Telefonaktiebolaget LM Ericsson, Class B	5,312	34
Telia Co., AB	4,374	21
Volvo AB, Class B	2,635	48
		664
Switzerland (1.8%)
ABB Ltd. (Registered)	4,363	104
Adecco Group AG (Registered)	5,419	386
Baloise Holding AG (Registered)	157	24
Cie Financiere Richemont SA (Registered)	831	75
Credit Suisse Group AG (Registered) (e)	2,146	36
GAM Holding AG (e)	542	9
Geberit AG (Registered)	130	57
Givaudan SA (Registered)	21	48
Idorsia Ltd. (e)	420	10
Julius Baer Group Ltd. (e)	416	26
Kuehne & Nagel International AG (Registered)	123	19
LafargeHolcim Ltd. (Registered) (e)	403	22
LafargeHolcim Ltd. (Registered) (e)	167	9
Lonza Group AG (Registered) (e)	196	46
Nestle SA (Registered)	4,993	395
Novartis AG (Registered)	1,920	155
Roche Holding AG (Genusschein)	1,786	410
Schindler Holding AG	139	30
SGS SA (Registered)	20	49
Sonova Holding AG (Registered)	205	33
Swatch Group AG (The)	55	24
Swiss Life Holding AG (Registered) (e)	64	23
Swiss Re AG	232	24
UBS Group AG (Registered) (e)	6,505	115
Zurich Insurance Group AG (e)	323	106
		2,235
United Kingdom (3.4%)
3i Group PLC	1,553	19
Admiral Group PLC	322	8
Anglo American PLC	2,161	50
Antofagasta PLC	643	8
Ashtead Group PLC	806	22
Associated British Foods PLC	572	20
AstraZeneca PLC	2,031	140
Auto Trader Group PLC (c)	1,597	8
Aviva PLC	6,542	46
Babcock International Group PLC	402	4
BAE Systems PLC	5,093	42
Barclays PLC	27,649	81
Barratt Developments PLC	1,603	12
Berkeley Group Holdings PLC	206	11
BHP Billiton PLC	3,436	68
BP PLC	31,736	214
British American Tobacco PLC	3,666	213
British Land Co., PLC (The) REIT	1,571	14
BT Group PLC	13,623	43
Bunzl PLC	542	16
Burberry Group PLC	705	17
Capita PLC	1,064	2
Carnival PLC	317	20
Centrica PLC	8,842	18
Cobham PLC (e)	3,888	7
Coca-Cola HBC AG (e)	295	11
Compass Group PLC	2,546	52
ConvaTec Group PLC (c)	2,230	6

Croda International PLC	211	13
CYBG PLC CDI	888	4
DCC PLC	145	13
Diageo PLC	4,049	137
Direct Line Insurance Group PLC	2,206	12
Dixons Carphone PLC	1,565	4
easyJet PLC	252	6
Experian PLC	1,518	33
Ferguson PLC	418	31
Fresnillo PLC	360	6
G4S PLC	2,516	9
GKN PLC	2,724	18
GlaxoSmithKline PLC	7,859	153
Glencore PLC (e)	19,832	99
Hammerson PLC REIT	1,273	10
Hargreaves Lansdown PLC	420	10
Hikma Pharmaceuticals PLC	228	4
HSBC Holdings PLC	32,560	304
IMI PLC	443	7
Imperial Brands PLC	1,534	52
Inmarsat PLC	737	4
InterContinental Hotels Group PLC	293	17
Intertek Group PLC	263	17
Intu Properties PLC REIT	1,412	4
Investec PLC	1,077	8
ITV PLC	5,688	11
J Sainsbury PLC	2,652	9
Johnson Matthey PLC	309	13
Kingfisher PLC	3,564	15
Land Securities Group PLC REIT	1,197	16
Legal & General Group PLC	9,516	34
Lloyds Banking Group PLC	116,176	105
London Stock Exchange Group PLC	504	29
Marks & Spencer Group PLC	2,596	10
Mediclinic International PLC	594	5
Meggitt PLC	1,263	8
Merlin Entertainments PLC (c)	1,160	6
Micro Focus International PLC	704	10
Micro Focus International PLC ADR	264	4
Mondi PLC	594	16
National Grid PLC	5,489	62
Next PLC	232	15
Old Mutual PLC	8,007	27
Paragon Offshore PLC (e)(f)	67	—
Pearson PLC	1,353	14
Persimmon PLC	490	17
Provident Financial PLC	245	2
Prudential PLC	4,186	105
Randgold Resources Ltd.	151	12
Reckitt Benckiser Group PLC	1,092	92
RELX PLC	1,731	36
Rio Tinto PLC	1,990	101
Rolls-Royce Holdings PLC (e)	2,693	33
Royal Bank of Scotland Group PLC (e)	5,724	21
Royal Dutch Shell PLC, Class A	7,159	225
Royal Dutch Shell PLC, Class B	6,089	196
Royal Mail PLC	1,434	11
RSA Insurance Group PLC	1,656	15
Sage Group PLC (The)	1,757	16
Schroders PLC	202	9
Segro PLC REIT	1,599	13
Severn Trent PLC	375	10
Shire PLC	1,463	73

Shire PLC ADR	380	57
Sky PLC	1,644	30
Smith & Nephew PLC	1,424	27
Smiths Group PLC	644	14
SSE PLC	1,610	29
St. James’s Place PLC	850	13
Standard Chartered PLC	5,359	54
Standard Life Aberdeen PLC	4,336	22
Tate & Lyle PLC	745	6
Taylor Wimpey PLC	5,207	13
Tesco PLC	13,210	38
Travis Perkins PLC	405	7
TUI AG	705	15
Unilever PLC	2,062	114
United Utilities Group PLC	1,090	11
Vodafone Group PLC	42,544	116
Weir Group PLC (The)	358	10
Whitbread PLC	293	15
Wm Morrison Supermarkets PLC	3,539	11
WPP PLC	2,079	33
		4,178
United States (22.1%)
3M Co.	1,255	275
Abbott Laboratories	1,763	106
AbbVie, Inc.	1,381	131
Accenture PLC, Class A	1,029	158
Adient PLC	38	2
Adobe Systems, Inc. (e)	332	72
AdvanSix, Inc. (e)	142	5
AES Corp.	292	3
Aetna, Inc.	305	52
Agilent Technologies, Inc.	226	15
Alexion Pharmaceuticals, Inc. (e)	234	26
Allergan PLC	220	37
Alphabet, Inc., Class A (e)	349	362
Alphabet, Inc., Class C (e)	338	349
Altria Group, Inc.	2,413	150
Amazon.com, Inc. (e)	443	641
Ameren Corp.	210	12
American Electric Power Co., Inc.	341	23
American Express Co.	4,605	430
American International Group, Inc.	2,351	128
American Tower Corp. REIT	375	54
Ameriprise Financial, Inc.	224	33
AmerisourceBergen Corp.	270	23
Amgen, Inc.	1,036	177
Amphenol Corp., Class A	327	28
Anadarko Petroleum Corp.	1,025	62
Analog Devices, Inc.	168	15
Annaly Capital Management, Inc. REIT	380	4
Anthem, Inc.	346	76
Apache Corp.	242	9
Apple, Inc.	6,079	1,020
AT&T, Inc.	5,253	187
Automatic Data Processing, Inc.	334	38
Avery Dennison Corp.	290	31
Baker Hughes a GE Co.	467	13
Bank of America Corp.	13,635	409
Bank of New York Mellon Corp. (The)	416	21
Baxter International, Inc.	1,189	77
BB&T Corp.	380	20

Becton Dickinson & Co.	377	82
Bed Bath & Beyond, Inc.	312	7
Berkshire Hathaway, Inc., Class B (e)	1,111	222
Biogen, Inc. (e)	444	122
BlackRock, Inc.	305	165
Boeing Co. (The)	1,105	362
Booking Holdings, Inc. (e)	53	110
Boston Properties, Inc. REIT	175	22
Boston Scientific Corp. (e)	357	10
Bristol-Myers Squibb Co.	2,788	176
Broadcom Ltd.	7	2
California Resources Corp. (e)	123	2
Capital One Financial Corp.	13,106	1,256
Cardinal Health, Inc.	182	11
Carnival Corp.	2	—	@
Caterpillar, Inc.	1,047	154
CBS Corp., Class B	385	20
CDK Global, Inc.	152	10
Celgene Corp. (e)	1,060	95
CenterPoint Energy, Inc.	175	5
CenturyLink, Inc.	380	6
Cerner Corp. (e)	339	20
CF Industries Holdings, Inc.	38	1
CH Robinson Worldwide, Inc.	232	22
Charles Schwab Corp. (The)	614	32
Charter Communications, Inc., Class A (e)	183	57
Chemours Co. (The)	416	20
Chesapeake Energy Corp. (e)	269	1
Chevron Corp.	1,997	228
Chipotle Mexican Grill, Inc. (e)	45	15
Cigna Corp.	314	53
Cintas Corp.	188	32
Cisco Systems, Inc.	5,797	249
CIT Group, Inc.	358	18
Citigroup, Inc.	3,625	245
Citrix Systems, Inc. (e)	247	23
Cleveland-Cliffs, Inc. (e)	20	—	@
CME Group, Inc.	212	34
CNX Resources Corp. (e)	383	6
Coca-Cola Co. (The)	1,209	52
Cognizant Technology Solutions Corp., Class A	312	25
Colgate-Palmolive Co.	3,200	229
Comcast Corp., Class A	6,394	218
Comerica, Inc.	224	21
Concho Resources, Inc. (e)	122	18
Conduent, Inc. (e)	219	4
ConocoPhillips	1,915	114
CONSOL Energy, Inc. (e)	46	1
Consolidated Edison, Inc.	339	26
Costco Wholesale Corp.	981	185
Crown Castle International Corp. REIT	349	38
CSX Corp.	444	25
Cummins, Inc.	9	1
CVS Health Corp.	3,415	212
Danaher Corp.	338	33
DaVita, Inc. (e)	302	20
Deere & Co.	24	4
Dell Technologies, Inc., Class V (e)	387	28
Devon Energy Corp.	273	9
Discover Financial Services	17,460	1,256
Discovery Communications, Inc., Class A (e)	427	9
Discovery Communications, Inc., Class C (e)	467	9
Dominion Energy, Inc.	270	18

DowDuPont, Inc.	3,934	251
DTE Energy Co.	280	29
Duke Energy Corp.	1,111	86
Dun & Bradstreet Corp. (The)	182	21
DXC Technology Co.	166	17
Eaton Corp., PLC	30	2
eBay, Inc. (e)	1,818	73
Ecolab, Inc.	34	5
Edison International	364	23
Edwards Lifesciences Corp. (e)	316	44
Eli Lilly & Co.	1,248	97
Emerson Electric Co.	1,161	79
Entergy Corp.	283	22
EOG Resources, Inc.	372	39
Equity Residential REIT	363	22
ESC Seventy Seven (e)(f)	15	—
Estee Lauder Cos., Inc. (The), Class A	287	43
Exelon Corp.	371	14
Express Scripts Holding Co. (e)	928	64
Exxon Mobil Corp.	4,095	306
Facebook, Inc., Class A (e)	1,623	259
Fastenal Co.	15	1
FedEx Corp.	343	82
Fifth Third Bancorp	411	13
FirstEnergy Corp.	312	11
Fluor Corp.	45	3
Ford Motor Co.	5,717	63
Fortive Corp.	292	23
Franklin Resources, Inc.	322	11
Freeport-McMoRan, Inc. (e)	9,948	175
Frontier Communications Corp.	34	—	@
General Dynamics Corp.	73	16
General Electric Co.	6,072	82
General Mills, Inc.	423	19
GGP, Inc. REIT	368	8
Gilead Sciences, Inc.	1,160	87
Goldman Sachs Group, Inc. (The)	689	174
Halliburton Co.	9,442	443
Halyard Health, Inc. (e)	334	15
HCP, Inc. REIT	319	7
Henry Schein, Inc. (e)	329	22
Hershey Co. (The)	166	16
Hess Corp.	232	12
Hewlett Packard Enterprise Co.	1,408	25
Home Depot, Inc. (The)	1,850	330
Honeywell International, Inc.	1,917	277
HP, Inc.	1,197	26
Humana, Inc.	131	35
Illinois Tool Works, Inc.	29	5
Intel Corp.	3,433	179
Intercontinental Exchange, Inc.	379	27
International Business Machines Corp.	1,062	163
Interpublic Group of Cos., Inc. (The)	418	10
Intuit, Inc.	327	57
Intuitive Surgical, Inc. (e)	142	59
Invesco Ltd.	341	11
Iron Mountain, Inc. CDI	78	3
Iron Mountain, Inc. REIT	422	14
JBG SMITH Properties REIT	65	2
Johnson & Johnson	3,045	390
Johnson Controls International PLC	350	12
JPMorgan Chase & Co.	5,289	582
Juniper Networks, Inc.	360	9

Kellogg Co.	425	28
KeyCorp	339	7
Keysight Technologies, Inc. (e)	126	7
Kimberly-Clark Corp.	1,035	114
Kimco Realty Corp. REIT	401	6
Kohl’s Corp.	302	20
Kraft Heinz Co. (The)	95	6
Kroger Co. (The)	682	16
L Brands, Inc.	266	10
Laboratory Corp. of America Holdings (e)	173	28
Las Vegas Sands Corp.	162	12
Liberty Global PLC, Class A (e)	365	11
Liberty Global PLC Series C (e)	361	11
Liberty Latin America Ltd., Class A (e)	72	1
Liberty Latin America Ltd., Class C (e)	181	3
Liberty Property Trust REIT	357	14
Lockheed Martin Corp.	15	5
LogMeIn, Inc.	49	6
Lowe’s Cos., Inc.	1,899	167
M&T Bank Corp.	202	37
Macerich Co. (The) REIT	363	20
Mallinckrodt PLC (e)	29	—	@
ManpowerGroup, Inc.	110	13
Marathon Oil Corp.	407	7
Marathon Petroleum Corp.	326	24
Marriott International, Inc., Class A	2	—	@
Mastercard, Inc., Class A	2,272	398
McDonald’s Corp.	1,083	169
McKesson Corp.	302	43
Medtronic PLC	1,894	152
Merck & Co., Inc.	2,286	125
Microsoft Corp.	6,740	615
Mondelez International, Inc., Class A	987	41
Monsanto Co.	305	36
Mosaic Co. (The)	29	1
Murphy Oil Corp.	339	9
Murphy USA, Inc. (e)	162	12
Nasdaq, Inc.	188	16
National Oilwell Varco, Inc.	418	15
NetApp, Inc.	404	25
NetScout Systems, Inc. (e)	3,232	85
New York Community Bancorp, Inc.	188	2
Newfield Exploration Co. (e)	348	8
Newmont Mining Corp.	7,346	287
News Corp., Class A	356	6
News Corp., Class B	310	5
NextEra Energy, Inc.	320	52
NIKE, Inc., Class B	3,668	244
Noble Corp., PLC (e)	254	1
Noble Energy, Inc.	310	9
Nordstrom, Inc.	137	7
Norfolk Southern Corp.	358	49
Northrop Grumman Corp.	20	7
NOW, Inc. (e)	188	2
O’Reilly Automotive, Inc. (e)	242	60
Occidental Petroleum Corp.	1,016	66
Omnicom Group, Inc.	277	20
ONE Gas, Inc.	129	8
ONEOK, Inc.	331	19
Oracle Corp.	4,121	189
PACCAR, Inc.	22	1
PayPal Holdings, Inc. (e)	1,818	138
Pentair PLC	6	—	@

People’s United Financial, Inc.	188	3
PepsiCo, Inc.	1,716	187
Pfizer, Inc.	4,998	177
PG&E Corp.	358	16
Philip Morris International, Inc.	1,572	156
Phillips 66	914	88
Pioneer Natural Resources Co.	302	52
Pitney Bowes, Inc.	232	3
PNC Financial Services Group, Inc. (The)	673	102
PPL Corp.	389	11
Praxair, Inc.	29	4
Procter & Gamble Co. (The)	3,192	253
ProLogis, Inc. REIT	317	20
Public Service Enterprise Group, Inc.	389	20
Public Storage REIT	167	33
QUALCOMM, Inc.	2,896	160
Quality Care Properties, Inc. REIT (e)	72	1
Quest Diagnostics, Inc.	247	25
Range Resources Corp.	146	2
Rayonier Advanced Materials, Inc.	193	4
Rayonier, Inc. REIT	316	11
Raytheon Co.	22	5
Regions Financial Corp.	436	8
Republic Services, Inc.	418	28
Robert Half International, Inc.	224	13
Rockwell Automation, Inc.	9	2
Ross Stores, Inc.	320	25
Royal Caribbean Cruises Ltd.	2	—	@
S&P Global, Inc.	317	61
Sabra Health Care, Inc. REIT	118	2
salesforce.com, Inc. (e)	365	42
Schlumberger Ltd.	1,595	103
Sempra Energy	357	40
Simon Property Group, Inc. REIT	349	54
Southern Co. (The)	383	17
Southwestern Energy Co. (e)	444	2
Sprint Corp. (e)	1,018	5
Starbucks Corp.	2,343	136
State Street Corp.	357	36
Stericycle, Inc. (e)	249	15
Stryker Corp.	327	53
SunTrust Banks, Inc.	344	23
Symantec Corp.	408	11
Synchrony Financial	34,943	1,172
Sysco Corp.	387	23
T Rowe Price Group, Inc.	278	30
Tapestry, Inc.	346	18
Target Corp.	1,065	74
TE Connectivity Ltd.	186	19
TechnipFMC PLC	97	3
Texas Instruments, Inc.	3,211	334
Thermo Fisher Scientific, Inc.	306	63
Time Warner, Inc.	825	78
TJX Cos., Inc. (The)	628	51
Twenty-First Century Fox, Inc., Class A	1,596	59
Twenty-First Century Fox, Inc., Class B	448	16
Union Pacific Corp.	1,887	254
United Parcel Service, Inc., Class B	1,907	200
United Technologies Corp.	3,312	417
UnitedHealth Group, Inc.	1,863	399
Urban Edge Properties REIT	74	2
US Bancorp	1,355	68
Valero Energy Corp.	400	37

Varex Imaging Corp. (e)	124	4
Varian Medical Systems, Inc. (e)	275	34
Ventas, Inc. REIT	253	13
Verisk Analytics, Inc. (e)	168	17
Verizon Communications, Inc.	8,141	389
VF Corp.	348	26
Viacom, Inc., Class B	292	9
Visa, Inc., Class A	2,991	358
Vornado Realty Trust REIT	131	9
Walgreens Boots Alliance, Inc.	368	24
Walmart, Inc.	3,366	299
Walt Disney Co. (The)	1,942	195
Washington Prime Group, Inc. REIT	397	3
Waste Management, Inc.	433	36
Weatherford International PLC (e)	488	1
WEC Energy Group, Inc.	220	14
Wells Fargo & Co.	3,851	202
Welltower, Inc. REIT	363	20
Western Digital Corp.	72	7
Western Union Co. (The)	88	2
Weyerhaeuser Co. REIT	618	22
Williams Cos., Inc. (The)	458	11
Worldpay, Inc., Class A (e)	225	18
WPX Energy, Inc. (e)	332	5
WW Grainger, Inc.	5	1
Wynn Resorts Ltd.	115	21
Xcel Energy, Inc.	295	13
Xerox Corp.	241	7
Xylem, Inc.	135	10
Yum! Brands, Inc.	313	27
Zimmer Biomet Holdings, Inc.	249	27
Zoetis, Inc.	1,310	109
		27,473
Total Common Stocks (Cost $37,043)		45,850

No. of Rights
Right (0.0%)
United Kingdom (0.0%)
Provident Financial PLC, expires 4/9/18 (e) (Cost $1)	174	1

No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA, expires 2/21/22 (e) (Cost $—)	5	—	@

	Shares	Value (000)
Investment Company (2.5%)
United States (2.5%)
SPDR S&P 500 ETF Trust (Cost $2,078)	11,613	3,056

Short-Term Investments (7.8%)
Investment Company (5.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $7,280)	7,280,087	7,280

	Face Amount (000)	Value (000)
U.S. Treasury Security (1.9%)
U.S. Treasury Bill
1.80%, 8/9/18 (i)(j) (Cost $2,360)	$2,375	2,359
Total Short-Term Investments (Cost $9,640)		9,639
Total Investments (99.9%) (Cost $112,297) (k)(l)(m)(n)		124,214
Other Assets in Excess of Liabilities (0.1%)		181
Net Assets (100.0%)		$124,395

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Security is subject to delayed delivery.
(b)

Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 29, 2018.

(e)	Non-income producing security.
(f)

At March 29, 2018, the Fund held fair valued securities valued at less than $500, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(g)	Security has been deemed illiquid at March 29, 2018.
(h)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(i)	Rate shown is the yield to maturity at March 29, 2018.
(j)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(k)	Securities are available for collateral in connection with securities purchase on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)

The approximate fair value and percentage of net assets, $17,258,000 and 13.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(m)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(n)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,768,000 and the aggregate gross unrealized depreciation is approximately $3,129,000, resulting in net unrealized appreciation of approximately $12,639,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
ETF	Exchange Traded Fund.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
REIT	Real Estate Investment Trust.
SDR	Swedish Depositary Receipt.
SPDR	Standard & Poor’s Depository Receipt.
TBA	To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 29, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia and New Zealand Banking Group	PLN	474		$139	4/26/18	$ —@
Bank of America NA	AUD	829		$651	4/26/18	14
Bank of America NA	CNH	792		$125	6/21/18	(1)
Bank of America NA	EUR	295		$365	6/21/18	(1)
Bank of America NA	PLN	1,362		$396	6/21/18	(2)
Bank of America NA	$524		NOK	4,098	4/26/18	(1)
Bank of America NA	$69		NZD	94	4/26/18	(1)
Bank of America NA	$171		SEK	1,358	4/26/18	(8)
Bank of Montreal	HUF	16,306		$65	6/21/18	—@
Bank of New York Mellon	CHF	6		$6	6/21/18	—@
Barclays Bank PLC	EUR	2,339		$2,891	6/21/18	(4)
Barclays Bank PLC	GBP	217		$306	6/21/18	—@
Barclays Bank PLC	$1		CAD	2	4/26/18	—@
Barclays Bank PLC	$3,464		GBP	2,462	6/21/18	2
Barclays Bank PLC	$634		JPY	66,812	4/26/18	(5)
Barclays Bank PLC	$18		JPY	1,910	4/26/18	(—@ )
Barclays Bank PLC	$80		JPY	8,450	4/26/18	(—@ )
Barclays Bank PLC	$9		MYR	34	4/26/18	—@
Barclays Bank PLC	$102		SGD	135	4/26/18	1
Barclays Bank PLC	$205		SGD	270	6/21/18	1
BNP Paribas SA	CAD	110		$85	6/21/18	—@
BNP Paribas SA	CHF	35		$37	6/21/18	—@
BNP Paribas SA	RUB	12,289		$212	6/21/18	(1)
BNP Paribas SA	$1,267		CAD	1,655	6/21/18	20
Citibank NA	AUD	213		$164	6/21/18	—@
Citibank NA	CHF	60		$63	6/21/18	—@
Citibank NA	CLP	67,247		$111	6/21/18	(—@ )
Citibank NA	CZK	6,177		$306	9/20/18	4
Citibank NA	CZK	1,589		$77	9/20/18	(—@ )
Citibank NA	CZK	2,339		$114	6/21/18	(—@ )
Citibank NA	CZK	4,058		$198	9/20/18	—@
Citibank NA	EUR	5,573		$6,918	9/20/18	(29)
Citibank NA	EUR	1,590		$1,965	6/21/18	(3)
Citibank NA	EUR	207		$256	6/21/18	(—@ )
Citibank NA	KRW	78,259		$73	6/21/18	(—@ )
Citibank NA	MXN	17,664		$931	4/26/18	(37)
Citibank NA	THB	673		$22	6/21/18	—@
Citibank NA	TRY	412		$102	6/21/18	—@
Citibank NA	$6,908		CZK	142,087	9/20/18	37
Citibank NA	$227		EUR	181	9/20/18	(2)
Citibank NA	$168		EUR	135	9/20/18	1
Citibank NA	$201		EUR	161	9/20/18	—@
Citibank NA	$1,064		GBP	756	6/21/18	—@
Citibank NA	$121		HKD	945	6/21/18	(—@ )
Citibank NA	$20		ILS	70	6/21/18	(—@ )
Commonwealth Bank of Australia	EUR	587		$726	6/21/18	(1)
Commonwealth Bank of Australia	NZD	9		$7	6/21/18	(—@ )
Commonwealth Bank of Australia	$217		GBP	154	6/21/18	—@
Credit Suisse International	CHF	2		$2	6/21/18	—@
Credit Suisse International	EUR	9		$11	6/21/18	(—@ )
Goldman Sachs International	AUD	2,081		$1,601	6/21/18	2
Goldman Sachs International	BRL	16,451		$4,973	6/21/18	24
Goldman Sachs International	BRL	299		$90	6/21/18	(—@ )
Goldman Sachs International	EUR	414		$512	6/21/18	(1)

Goldman Sachs International	EUR	308		$384	6/21/18	3
Goldman Sachs International	IDR	1,466,765		$106	6/21/18	(—@ )
Goldman Sachs International	JPY	8,149		$77	6/21/18	—@
Goldman Sachs International	JPY	25,437		$243	6/21/18	2
Goldman Sachs International	$9		GBP	6	6/21/18	—@
Goldman Sachs International	$284		HKD	2,220	6/21/18	(—@ )
Goldman Sachs International	ZAR	4,746		$392	6/21/18	(5)
JPMorgan Chase Bank NA	CHF	22		$23	6/21/18	—@
JPMorgan Chase Bank NA	EUR	177		$221	4/26/18	2
JPMorgan Chase Bank NA	EUR	21		$26	6/21/18	—@
JPMorgan Chase Bank NA	INR	7,434		$113	6/21/18	—@
JPMorgan Chase Bank NA	JPY	76,911		$727	6/21/18	1
JPMorgan Chase Bank NA	JPY	1,688		$16	6/21/18	—@
JPMorgan Chase Bank NA	JPY	35,778		$337	6/21/18	(1)
JPMorgan Chase Bank NA	MXN	2,032		$109	4/26/18	(3)
JPMorgan Chase Bank NA	NZD	390		$286	4/26/18	4
JPMorgan Chase Bank NA	RUB	17,903		$317	4/26/18	5
JPMorgan Chase Bank NA	TWD	2,423		$84	6/21/18	1
JPMorgan Chase Bank NA	$2,312		EUR	1,863	4/26/18	(16)
JPMorgan Chase Bank NA	$19		EUR	16	4/26/18	(—@ )
JPMorgan Chase Bank NA	$1,380		GBP	995	4/26/18	16
JPMorgan Chase Bank NA	$4		GBP	3	4/26/18	—@
JPMorgan Chase Bank NA	$224		HKD	1,750	6/21/18	(—@ )
JPMorgan Chase Bank NA	$655		JPY	68,274	6/21/18	(10)
JPMorgan Chase Bank NA	$641		KRW	686,342	4/26/18	3
JPMorgan Chase Bank NA	$5		MXN	87	4/26/18	—@
JPMorgan Chase Bank NA	$1,611		MXN	30,630	6/21/18	54
JPMorgan Chase Bank NA	ZAR	816		$68	6/21/18	—@
Royal Bank of Canada	EUR	258		$321	4/26/18	3
Royal Bank of Canada	GBP	286		$398	4/26/18	(4)
Royal Bank of Canada	$74		EUR	59	4/26/18	(1)
Royal Bank of Canada	$521		MXN	9,819	4/26/18	17
State Street Bank and Trust Co.	AUD	930		$715	6/21/18	1
State Street Bank and Trust Co.	$110		GBP	78	6/21/18	—@
State Street Bank and Trust Co.	$13		HKD	100	6/21/18	(—@ )
UBS AG	AUD	2,040		$1,569	6/21/18	2
UBS AG	CAD	284		$227	4/26/18	6
UBS AG	DKK	1,422		$236	6/21/18	(—@ )
UBS AG	NOK	4,402		$571	6/21/18	8
UBS AG	SEK	827		$101	6/21/18	2
UBS AG	$62		CHF	58	4/26/18	(1)
UBS AG	$93		CHF	89	6/21/18	—@
UBS AG	$53		DKK	320	4/26/18	(—@ )
UBS AG	$124		JPY	13,546	4/26/18	3
UBS AG	$298		PLN	1,004	4/26/18	(4)
UBS AG	$82		THB	2,555	4/26/18	—@
						$97

Futures Contracts:

The Fund had the following futures contracts open at March 29, 2018:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)

Long:
CAC 40 Index (France)	1	Apr-18	—@	$64	$(1)
DAX Index (Germany)	1	Jun-18	—@	373	(9)
Euro Stoxx 50 (Germany)	96	Jun-18	1	3,876	(62)
FTSE MIB Index (Italy)	5	Jun-18	—@	675	(10)
German Euro BOBL (Germany)	10	Jun-18	1,000	1,615	11
Hang Seng Index (Hong Kong)	3	Apr-18	—@	574	(3)
IBEX 35 Index (Spain)	7	Apr-18	—@	824	(10)
MSCI Singapore Free Index (Singapore)	12	Apr-18	1	361	9
NIKKEI 225 Index (United States)	11	Jun-18	6	1,110	14
S&P 500 E Mini Index (United States)	29	Jun-18	1	3,832	40
S&P TSE 60 Index (Canada)	8	Jun-18	2	1,125	(11)
SPI 200 Index (Australia)	6	Jun-18	—@	661	(21)
TOPIX Index (Japan)	10	Jun-18	100	1,613	10
U.S. Treasury 10 yr. Ultra Long Bond (United States)	92	Jun-18	9,200	11,947	201
U.S. Treasury 2 yr. Note (United States)	15	Jun-18	3,000	3,189	2
U.S. Treasury Ultra Bond (United States)	18	Jun-18	1,800	2,889	93

Short:
Copper Future (United States)	27	May-18	(675)	(2,042)	160
German Euro Bund (Germany)	1	Jun-18	(100)	(196)	(3)
Hang Seng China Enterprises Index (Hong Kong)	40	Apr-18	(2)	(3,070)	39
MSCI Emerging Market E Mini (United States)	1	Jun-18	(—@ )	(59)	2
U.S. Treasury 10 yr. Note (United States)	22	Jun-18	(2,200)	(2,665)	(2)
U.S. Treasury 5 yr. Note (United States)	26	Jun-18	(2,600)	(2,976)	(15)
UK Long Gilt Bond (United Kingdom)	5	Jun-18	(500)	(862)	(14)
					$420

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 29, 2018:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/Quarterly	6/14/27	$510,000		$(19)	$—	$(19)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19	MXN	32,928	(10)	—	(10)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19	34,367		(11)	—	(11)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.32	Monthly/Monthly	10/21/19	33,045		(10)	—	(10)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/Monthly	12/5/19	4,099		(—@ )	—	(—@ )

Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.63	Monthly/Monthly	12/5/19		34,399	(1)	—	(1)
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	7.64	Monthly/Monthly	12/5/19		9,421	(—@ )	—	(—@ )
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/Monthly	12/19/19		54,025	20	—	20
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.04	Monthly/Monthly	12/19/19		43,982	16	—	16
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/Monthly	12/20/19		45,381	18	—	18
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.08	Monthly/Monthly	12/20/19		45,381	18	—	18
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.07	Monthly/Monthly	12/25/19		45,382	18	—	18
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.09	Monthly/Monthly	12/26/19		45,382	19	—	19
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.10	Monthly/Monthly	12/26/19		45,381	20	—	20
Morgan Stanley & Co., LLC*	1 Month TIIE	Pay	8.06	Monthly/Monthly	12/27/19		48,727	19	—	19
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.11	Annual/Semi-Annual	8/7/22	CZK	6,174	5	—	5
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/7/22		49,341	34	—	34
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/Semi-Annual	8/8/22		5,461	5	—	5
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/Semi-Annual	8/14/22		14,830	12	—	12
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/Semi-Annual	8/14/22		14,830	12	—	12
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/Semi-Annual	8/15/22		14,830	12	—	12
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.09	Annual/Semi-Annual	8/15/22		30,547	24	—	24
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/22/22		7,465	5	—	5
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/Semi-Annual	8/23/22		14,931	11	—	11
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/Semi-Annual	8/23/22		14,931	12	—	12
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/Semi-Annual	8/23/22		14,931	11	—	11
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/24/22		6,770	5	—	5
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/Semi-Annual	8/24/22		14,931	12	—	12
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.45	Semi-Annual/Quarterly	7/17/25	$1,400		28	—@	28
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.94	Monthly/Monthly	12/9/27	MXN	17,171	(19)	—	(19)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	7.95	Monthly/Monthly	12/9/27		7,960	(9)	—	(9)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.00	Monthly/Monthly	12/10/27		6,934	(9)	—	(9)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.01	Monthly/Monthly	12/10/27		34,311	(50)	—	(50)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.02	Monthly/Monthly	12/10/27		14,220	(20)	—	(20)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/Quarterly	12/13/27	ZAR	30,453	160	—	160
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.51	Quarterly/Quarterly	12/13/27		8,124	43	—	43

Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/Monthly	12/15/27	MXN	14,219	(26)	—	(26)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	8.37	Quarterly/Quarterly	12/15/27	ZAR	2,753	12	—	12
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.12	Monthly/Monthly	12/16/27	MXN	14,220	(28)	—	(28)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.14	Monthly/Monthly	12/16/27	14,219		(27)	—	(27)
Morgan Stanley & Co., LLC*	1 Month TIIE	Receive	8.11	Monthly/Monthly	12/17/27	11,812		(21)	—	(21)
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.88	Quarterly/Quarterly	1/4/28	ZAR	10,985	19	—	19
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/Quarterly	1/19/28	4,545		7	—	7
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.83	Quarterly/Quarterly	1/19/28	13,373		18	—	18
Morgan Stanley & Co., LLC*	3 Month JIBAR	Pay	7.81	Quarterly/Quarterly	1/24/28	8,330		10	—	10
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.74	Semi-Annual/Quarterly	12/21/46		$230	5	—	5
Morgan Stanley & Co., LLC*	3 Month LIBOR	Receive	2.48	Semi-Annual/Quarterly	5/23/47	270		20	—	20
								$370	$ —@	$370

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 29, 2018:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Custom Short Elevators Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	3/6/19	$256	$8	$—	$8
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	164	5	—	5
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	249	11	—	11
BNP Paribas SA	BNP Custom Short U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.25%	Quarterly	11/21/18	591	25	—	25
BNP Paribas SA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.62%	Quarterly	1/24/19	9,100	(481)	—	(481)
Goldman Sachs International	GS Custom Short Metals & Mining Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/29/19	600	9	—	9

Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	246	7	—	7
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	355	25	—	25
Goldman Sachs International	GS Custom Short Non-U.S. Machinery Index††	Pay	3 Month USD LIBOR plus 0.13%	Quarterly	11/23/18	916	63	—	63
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/19	794	55	—	55
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.42%	Quarterly	11/20/18	916	(35)	—	(35)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.42%	Quarterly	11/20/18	922	(35)	—	(35)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	940	(36)	—	(36)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	863	(33)	—	(33)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	157	(3)	—	(3)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.55%	Quarterly	11/20/18	910	(21)	—	(21)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.65%	Quarterly	11/20/18	1,315	(51)	—	(51)
JPMorgan Chase Bank NA	JPM Custom Long U.S. Defensives Index††	Receive	3 Month USD LIBOR plus 0.65%	Quarterly	11/20/18	1,351	(52)	—	(52)

JPMorgan Chase Bank NA	JPM Custom Short China Autos Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	3/6/19	380	46	—	46
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.33%	Quarterly	11/20/18	972	39	—	39
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.33%	Quarterly	11/20/18	990	40	—	40
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	939	38	—	38
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	894	36	—	36
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	849	43	—	43
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.40%	Quarterly	11/20/18	130	(1)	—	(1)
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.50%	Quarterly	11/20/18	1,104	45	—	45
JPMorgan Chase Bank NA	JPM Custom Short U.S. Cyclicals Index††	Pay	3 Month USD LIBOR plus 0.50%	Quarterly	11/20/18	1,466	60	—	60
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	2/8/19	5,894	28	—	28
							$(165)	$—	$(165)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Barclays Custom Short Elevators Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
Barclays Custom Short Elevators Index
Fujitec Co., Ltd.	27,700	$365	2.40%
Kone Oyj	157,078	7,825	51.45
Schindler Holding AG	31,545	6,790	44.64
Yungtay Engineering Co., Ltd.	121,000	229	1.51
Total		$15,209	100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP Custom Short U.S. Machinery Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
BNP Custom Short U.S. Machinery Index
AGCO Corp.	3,061	$198	1.52%
Caterpillar, Inc.	22,821	3,363	25.78
Cummins, Inc.	6,140	995	7.63
Deere & Co.	12,450	1,934	14.82
Dover Corp.	5,975	587	4.50
Flowserve Corp.	5,050	219	1.68
Illinois Tool Works, Inc.	13,111	2,054	15.75
Ingersoll-Rand PLC	9,543	816	6.26
PACCAR, Inc.	13,155	870	6.67
Parker-Hannifin Corp.	5,113	874	6.70
Pentair PLC	6,986	476	3.65
SPX Corp.	1,626	53	0.40
SPX FLOW, Inc.	1,599	79	0.60
Xylem, Inc.	6,850	527	4.04
Total		$13,045	100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Custom Short Metals & Mining Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
GS Custom Short Metals & Mining Index
Alumina Ltd.	47,763	$87	0.87%
Anglo American PLC	25,893	603	6.06
Antofagasta PLC	7,672	99	1.00
ArcelorMittal	13,071	413	4.15
BHP Billiton Ltd.	62,873	1,361	13.68
BHP Billiton PLC	41,430	815	8.19
BlueScope Steel Ltd.	11,040	128	1.29
Boliden AB	5,331	187	1.88
First Quantum Minerals Ltd.	12,872	180	1.81
Fortescue Metals Group Ltd.	30,653	102	1.02
Freeport-McMoRan, Inc.	26,425	464	4.67
Glencore PLC	241,284	1,197	12.03
Hitachi Metals Ltd.	4,212	49	0.49
JFE Holdings, Inc.	10,217	203	2.04
Kobe Steel Ltd.	6,062	59	0.60
Lundin Mining Corp.	12,868	84	0.85
Maruichi Steel Tube Ltd.	1,104	33	0.34
Mitsubishi Materials Corp.	2,204	65	0.65
Nippon Steel & Sumitomo Metal Corp.	14,863	322	3.24
Norsk Hydro ASA	26,300	154	1.55
Nucor Corp.	6,056	370	3.72
Rio Tinto Ltd.	8,045	449	4.51
Rio Tinto PLC	23,680	1,199	12.05
South32 Ltd.	101,834	252	2.53
Steel Dynamics, Inc.	4,478	198	1.99
Sumitomo Metal Mining Co., Ltdx	4,798	195	1.96
Teck Resources Ltd.	10,992	283	2.84
thyssenkrupp AG	8,457	220	2.21
Turquoise Hill Resources Ltd.	19,966	61	0.61
voestalpine AG	2,216	116	1.17
Total		$9,948	100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Custom Short Non-U.S. Machinery Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
GS Custom Short Non-U.S. Machinery Index
Alfa Laval AB	915	$22	2.19%
Atlas Copco AB	2,617	113	11.48
CNH Industrial N.V.	3,009	37	3.77
CRRC Corp., Ltd.	103,323	88	8.94
Doosan Infracore Co., Ltd.	447	4	0.42
GEA Group AG	423	18	1.82
Hino Motors Ltd.	1,266	16	1.65
Hitachi Construction Machinery Co., Ltd.	470	18	1.82
Hiwin Technologies Corp.	608	9	0.88
Hyundai Heavy Industries Co., Ltd.	146	19	1.92
Hyundai Mipo Dockyard Co., Ltd.	44	4	0.42
IMI PLC	602	9	0.93
JTEKT Corp.	753	11	1.10
Kawasaki Heavy Industries Ltd.	365	12	1.18
Komatsu Ltd.	2,129	70	7.12
Kone Oyj	1,156	58	5.85
Kubota Corp.	2,719	47	4.79
MAN SE	323	38	3.82
Melrose Industries PLC	4,303	14	1.41
Metso Oyj	332	10	1.06
NGK Insulators Ltd.	719	12	1.24
Samsung Heavy Industries Co., Ltd.	1,298	10	0.98
Sandvik AB	2,767	50	5.12
Schindler Holding AG	233	50	5.09
SMC Corp.	148	59	6.01
Sulzer AG	75	10	0.99
Sumitomo Heavy Industries Ltd.	271	10	1.03
Volvo AB	4,695	86	8.68
Wartsila Oyj Abp	1,307	29	2.93
Weichai Power Co., Ltd.	19,266	22	2.19
Weir Group PLC (The)	496	14	1.41
Yangzijiang Shipbuilding Holdings Ltd.	8,648	8	0.81
Zoomlion Co., Ltd.	24,564	9	0.95
Total		$986	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	230,551	$1,418	12.25%
China CITIC Bank Corp., Ltd.	743,160	3,983	34.41
China Everbright Bank Co., Ltd.	57,105	215	1.86
China Merchants Bank Co., Ltd.	131,691	4,234	36.57
China Minsheng Banking Corp., Ltd.	165,248	1,261	10.89
Chongqing Rural Commercial Bank Co., Ltd.	77,532	466	4.02
Total		$11,577	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Long U.S. Defensives Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Long U.S. Defensives Index
Abbott Laboratories	1,407	$84	0.86%
AbbVie, Inc.	1,291	122	1.24
AES Corp.	2,315	26	0.27
Aetna, Inc.	269	45	0.46
Agilent Technologies, Inc.	260	17	0.18
Alexion Pharmaceuticals, Inc.	181	20	0.20
Align Technology, Inc.	58	15	0.15
Allergan PLC	271	46	0.46
Alliant Energy Corp.	810	33	0.34
Altria Group, Inc.	2,694	168	1.70
Ameren Corp.	851	48	0.49
American Electric Power Co., Inc.	1,724	118	1.20
American Water Works Co., Inc.	625	51	0.52
AmerisourceBergen Corp.	131	11	0.11
Amgen, Inc.	591	101	1.02
Anthem, Inc.	213	47	0.47
Archer-Daniels-Midland Co.	790	34	0.35
AT&T, Inc.	38,194	1,362	13.82
Baxter International, Inc.	406	26	0.27
Becton Dickinson & Co.	214	46	0.47
Biogen, Inc.	171	47	0.48
Boston Scientific Corp.	1,111	30	0.31
Bristol-Myers Squibb Co.	1,328	84	0.85
Brown-Forman Corp.	344	19	0.19
Campbell Soup Co.	272	12	0.12
Cardinal Health, Inc.	256	16	0.16
Celgene Corp.	634	57	0.57
Centene Corp.	140	15	0.15
CenterPoint Energy, Inc.	1,511	41	0.42
CenturyLink, Inc.	6,044	99	1.01
Cerner Corp.	255	15	0.15
Church & Dwight Co., Inc.	350	18	0.18
Cigna Corp.	204	34	0.35
Clorox Co. (The)	181	24	0.24
CMS Energy Corp.	989	45	0.45
Coca-Cola Co. (The)	5,391	234	2.38
Colgate-Palmolive Co.	1,237	89	0.90
Conagra Brands, Inc.	584	22	0.22
Consolidated Edison, Inc.	1,086	85	0.86
Constellation Brands, Inc.	241	55	0.56
Cooper Cos., Inc. (The)	40	9	0.09
Costco Wholesale Corp.	616	116	1.18
Coty, Inc.	662	12	0.12
CVS Health Corp.	1,428	89	0.90
Danaher Corp.	495	48	0.49
DaVita, Inc.	124	8	0.08
DENTSPLY SIRONA, Inc.	186	9	0.09
Dominion Energy, Inc.	2,253	152	1.54
Dr. Pepper Snapple Group, Inc.	255	30	0.31
DTE Energy Co.	629	66	0.67

Duke Energy Corp.	2,454	190	1.93
Edison International	1,142	73	0.74
Edwards Lifesciences Corp.	171	24	0.24
Eli Lilly & Co.	785	61	0.62
Entergy Corp.	629	50	0.50
Envision Healthcare Corp.	98	4	0.04
Estee Lauder Cos., Inc. (The)	314	47	0.48
Eversource Energy	1,111	65	0.66
Exelon Corp.	3,366	131	1.33
Express Scripts Holding Co.	468	32	0.33
FirstEnergy Corp.	1,558	53	0.54
General Mills, Inc.	810	36	0.37
Gilead Sciences, Inc.	1,058	80	0.81
HCA Healthcare, Inc.	234	23	0.23
Henry Schein, Inc.	129	9	0.09
Hershey Co. (The)	198	20	0.20
Hologic, Inc.	227	8	0.09
Hormel Foods Corp.	379	13	0.13
Humana, Inc.	117	31	0.32
IDEXX Laboratories, Inc.	71	14	0.14
Illumina, Inc.	118	28	0.28
Incyte Corp.	138	11	0.12
Intuitive Surgical, Inc.	91	38	0.38
IQVIA Holdings, Inc.	123	12	0.12
JM Smucker Co. (The)	160	20	0.20
Johnson & Johnson	2,174	279	2.83
Kellogg Co.	349	23	0.23
Kimberly-Clark Corp.	496	55	0.55
Kraft Heinz Co. (The)	838	52	0.53
Kroger Co. (The)	1,260	30	0.31
Laboratory Corp. of America Holdings	82	13	0.13
McCormick & Co., Inc.	167	18	0.18
McKesson Corp.	170	24	0.24
Medtronic PLC	1,097	88	0.89
Merck & Co., Inc.	2,215	121	1.22
Mettler-Toledo International, Inc.	21	12	0.12
Molson Coors Brewing Co.	259	20	0.20
Mondelez International, Inc.	2,117	88	0.90
Monster Beverage Corp.	582	33	0.34
Mylan N.V.	434	18	0.18
NextEra Energy, Inc.	1,641	268	2.72
NiSource, Inc.	1,143	27	0.28
NRG Energy, Inc.	1,054	32	0.33
Patterson Cos., Inc.	67	1	0.02
PepsiCo, Inc.	2,006	219	2.22
PerkinElmer, Inc.	89	7	0.07
Perrigo Co., PLC	107	9	0.09
Pfizer, Inc.	4,834	172	1.74
PG&E Corp.	1,798	79	0.80
Philip Morris International, Inc.	2,181	217	2.20
Pinnacle West Capital Corp.	391	31	0.32
PPL Corp.	2,395	68	0.69
Procter & Gamble Co. (The)	3,581	284	2.88
Public Service Enterprise Group, Inc.	1,774	89	0.90
Quest Diagnostics, Inc.	110	11	0.11
Regeneron Pharmaceuticals, Inc.	62	21	0.22
ResMed, Inc.	115	11	0.11
SCANA Corp.	501	19	0.19

Sempra Energy	880	98	0.99
Southern Co. (The)	3,504	156	1.59
Stryker Corp.	261	42	0.43
Sysco Corp.	682	41	0.41
Thermo Fisher Scientific, Inc.	324	67	0.68
Tyson Foods, Inc.	406	30	0.30
UnitedHealth Group, Inc.	783	168	1.70
Universal Health Services, Inc.	72	9	0.09
Varian Medical Systems, Inc.	74	9	0.09
Verizon Communications, Inc.	25,376	1,213	12.31
Vertex Pharmaceuticals, Inc.	204	33	0.34
Walgreens Boots Alliance, Inc.	1,219	80	0.81
Walmart, Inc.	2,056	183	1.86
Waters Corp.	65	13	0.13
WEC Energy Group, Inc.	1,106	69	0.70
Xcel Energy, Inc.	1,780	81	0.82
Zimmer Biomet Holdings, Inc.	164	18	0.18
Zoetis, Inc.	398	33	0.34
Total		$9,855	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short China Autos Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short China Autos Index
Brilliance China Automotive Holdings Ltd.	8,529,002	$139,705	20.81%
Dongfeng Motor Group Co., Ltd.	7,422,636	67,620	10.07
Geely Automobile Holdings Ltd.	13,781,205	311,455	46.39
Great Wall Motor Co., Ltd.	8,636,737	67,971	10.12
Guangzhou Automobile Group Co., Ltd.	5,853,383	84,640	12.61
Total		$671,391	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom Short U.S. Cyclicals Index as of March 29, 2018.

Security Description	Shares	Value (000)	Index Weight
JPM Custom Short U.S. Cyclicals Index
3M Co.	696	$153	1.46%
Accenture PLC	286	44	0.42
Activision Blizzard, Inc.	350	24	0.22
Acuity Brands, Inc.	49	7	0.07
Adobe Systems, Inc.	229	49	0.47
Advance Auto Parts, Inc.	72	9	0.08
Advanced Micro Devices, Inc.	373	4	0.04
Air Products & Chemicals, Inc.	897	143	1.36
Akamai Technologies, Inc.	79	6	0.05
Alaska Air Group, Inc.	144	9	0.09
Albemarle Corp.	455	42	0.40
Allegion PLC	111	9	0.09
Alliance Data Systems Corp.	22	5	0.04
Alphabet, Inc.	140	144	1.38
Alphabet, Inc.	138	143	1.37
Amazon.com, Inc.	390	564	5.40
American Airlines Group, Inc.	506	26	0.25
AMETEK, Inc.	269	20	0.20
Amphenol Corp.	141	12	0.12
Analog Devices, Inc.	170	15	0.15
ANSYS, Inc.	39	6	0.06
AO Smith Corp.	171	11	0.10
Apple, Inc.	2,392	401	3.84
Applied Materials, Inc.	494	27	0.26
Aptiv PLC	261	22	0.21
Arconic, Inc.	493	11	0.11
Autodesk, Inc.	102	13	0.12
Automatic Data Processing, Inc.	206	23	0.22
AutoZone, Inc.	27	18	0.17
Avery Dennison Corp.	364	39	0.37
Ball Corp.	1,448	58	0.55
Best Buy Co., Inc.	260	18	0.17
Boeing Co. (The)	648	212	2.03
Booking Holdings, Inc.	48	100	0.95
BorgWarner, Inc.	194	10	0.09
Broadcom, Inc.	188	44	0.42
CA, Inc.	146	5	0.05
Cadence Design Systems, Inc.	130	5	0.05
CarMax, Inc.	179	11	0.11
Carnival Corp.	399	26	0.25
Caterpillar, Inc.	690	102	0.97
CBS Corp.	356	18	0.17
CF Industries Holdings, Inc.	960	36	0.35
CH Robinson Worldwide, Inc.	164	15	0.15
Charter Communications, Inc.	197	61	0.59
Chipotle Mexican Grill, Inc.	25	8	0.08
Cintas Corp.	100	17	0.16
Cisco Systems, Inc.	2,316	99	0.95
Citrix Systems, Inc.	67	6	0.06
Cognizant Technology Solutions Corp.	274	22	0.21

Comcast Corp.	4,605	157	1.50
Corning, Inc.	418	12	0.11
CSRA, Inc.	76	3	0.03
CSX Corp.	1,066	59	0.57
Cummins, Inc.	184	30	0.29
Darden Restaurants, Inc.	123	10	0.10
Deere & Co.	373	58	0.55
Delphi Technologies PLC	87	4	0.04
Delta Air Lines, Inc.	777	43	0.41
Discovery, Inc.	199	4	0.04
Discovery, Inc.	151	3	0.03
DISH Network Corp.	223	8	0.08
Dollar General Corp.	255	24	0.23
Dollar Tree, Inc.	232	22	0.21
Dover Corp.	182	18	0.17
DowDuPont, Inc.	9,605	612	5.85
DR Horton, Inc.	333	15	0.14
DXC Technology Co.	132	13	0.13
Eastman Chemical Co.	596	63	0.60
Eaton Corp PLC	519	41	0.40
eBay, Inc.	461	19	0.18
Ecolab, Inc.	1,072	147	1.40
Electronic Arts, Inc.	143	17	0.17
Emerson Electric Co.	747	51	0.49
Equifax, Inc.	140	16	0.16
Expedia Group, Inc.	120	13	0.13
Expeditors International of Washington I	211	13	0.13
F5 Networks, Inc.	29	4	0.04
Facebook, Inc.	1,098	175	1.68
Fastenal Co.	336	18	0.18
FedEx Corp.	288	69	0.66
Fidelity National Information Services I	154	15	0.14
Fiserv, Inc.	194	14	0.13
FLIR Systems, Inc.	64	3	0.03
Flowserve Corp.	152	7	0.06
Fluor Corp.	163	9	0.09
FMC Corp.	552	42	0.40
Foot Locker, Inc.	121	6	0.05
Ford Motor Co.	3,829	42	0.41
Fortive Corp.	356	28	0.26
Fortune Brands Home & Security, Inc.	180	11	0.10
Freeport-McMoRan, Inc.	5,539	97	0.93
Gap, Inc. (The)	215	7	0.06
Garmin Ltd.	109	6	0.06
Gartner, Inc.	42	5	0.05
General Dynamics Corp.	325	72	0.69
General Electric Co.	10,102	136	1.30
General Motors Co.	1,284	47	0.45
Genuine Parts Co.	144	13	0.12
Global Payments, Inc.	71	8	0.08
Goodyear Tire & Rubber Co. (The)	246	7	0.06
H&R Block, Inc.	205	5	0.05
Hanesbrands, Inc.	357	7	0.06
Harley-Davidson, Inc.	167	7	0.07
Harris Corp.	55	9	0.08
Hasbro, Inc.	111	9	0.09
Hewlett Packard Enterprise Co.	761	13	0.13
Hilton Worldwide Holdings, Inc.	200	16	0.15

Home Depot, Inc. (The)	1,154	206		1.97
Honeywell International, Inc.	889	128		1.23
HP, Inc.	774	17		0.16
IHS Markit Ltd.	424	20		0.20
Illinois Tool Works, Inc.	361	57		0.54
Ingersoll-Rand PLC	296	25		0.24
Intel Corp.	2,176	113		1.08
International Business Machines Corp.	401	62		0.59
International Flavors & Fragrances, Inc.	325	44		0.43
International Paper Co.	1,700	91		0.87
Interpublic Group of Cos., Inc. (The)	385	9		0.08
Intuit, Inc.	113	20		0.19
Jacobs Engineering Group, Inc.	140	8		0.08
JB Hunt Transport Services, Inc.	100	12		0.11
Johnson Controls International PLC	1,088	38		0.37
Juniper Networks, Inc.	176	4		0.04
Kansas City Southern	123	14		0.13
KLA-Tencor Corp.	73	8		0.08
Kohl’s Corp.	165	11		0.10
L Brands, Inc.	244	9		0.09
L3 Technologies, Inc.	91	19		0.18
Lam Research Corp.	75	15		0.15
Leggett & Platt, Inc.	130	6		0.06
Lennar Corp.	199	12		0.11
Lennar Corp.	4	—	@@	—	@@@
LKQ Corp.	302	11		0.11
Lockheed Martin Corp.	292	99		0.94
Lowe’s Cos., Inc.	827	73		0.69
LyondellBasell Industries N.V.	1,336	141		1.35
Macy’s, Inc.	298	9		0.08
Marriott International, Inc.	306	42		0.40
Martin Marietta Materials, Inc.	259	54		0.51
Masco Corp.	372	15		0.14
Mastercard, Inc.	432	76		0.72
Mattel, Inc.	336	4		0.04
McDonald’s Corp.	793	124		1.19
MGM Resorts International	507	18		0.17
Michael Kors Holdings Ltd.	148	9		0.09
Microchip Technology, Inc.	108	10		0.09
Micron Technology, Inc.	516	27		0.26
Microsoft Corp.	3,567	326		3.11
Mohawk Industries, Inc.	62	14		0.14
Monsanto Co.	1,809	211		2.02
Mosaic Co. (The)	1,445	35		0.34
Motorola Solutions, Inc.	75	8		0.08
NetApp, Inc.	125	8		0.07
Netflix, Inc.	423	125		1.19
Newell Brands, Inc.	480	12		0.12
Newmont Mining Corp.	2,195	86		0.82
News Corp.	374	6		0.06
News Corp.	119	2		0.02
Nielsen Holdings PLC	392	12		0.12
NIKE, Inc.	1,286	85		0.82
Nordstrom, Inc.	114	6		0.05
Norfolk Southern Corp.	336	46		0.44
Northrop Grumman Corp.	203	71		0.68
Norwegian Cruise Line Holdings Ltd.	174	9		0.09
Nucor Corp.	1,315	80		0.77

NVIDIA Corp.	278	64	0.62
Omnicom Group, Inc.	226	16	0.16
Oracle Corp.	1,399	64	0.61
O’Reilly Automotive, Inc.	86	21	0.20
PACCAR, Inc.	410	27	0.26
Packaging Corp. of America	388	44	0.42
Parker-Hannifin Corp.	155	27	0.25
Paychex, Inc.	148	9	0.09
PayPal Holdings, Inc.	523	40	0.38
Pentair PLC	193	13	0.13
PPG Industries, Inc.	1,056	118	1.13
PulteGroup, Inc.	272	8	0.08
PVH Corp.	76	12	0.11
Qorvo, Inc.	59	4	0.04
QUALCOMM, Inc.	684	38	0.36
Quanta Services, Inc.	176	6	0.06
Ralph Lauren Corp.	54	6	0.06
Raytheon Co.	339	73	0.70
Red Hat, Inc.	82	12	0.12
Republic Services, Inc.	267	18	0.17
Robert Half International, Inc.	147	9	0.08
Rockwell Automation, Inc.	150	26	0.25
Roper Technologies, Inc.	119	33	0.32
Ross Stores, Inc.	381	30	0.28
Royal Caribbean Cruises Ltd.	168	20	0.19
salesforce.com, Inc.	316	37	0.35
Seagate Technology PLC	133	8	0.07
Sealed Air Corp.	782	33	0.32
Sherwin-Williams Co. (The)	338	133	1.27
Signet Jewelers Ltd.	59	2	0.02
Skyworks Solutions, Inc.	85	9	0.08
Snap-on, Inc.	67	10	0.09
Southwest Airlines Co.	642	37	0.35
Stanley Black & Decker, Inc.	179	27	0.26
Starbucks Corp.	1,414	82	0.78
Stericycle, Inc.	100	6	0.06
Symantec Corp.	285	7	0.07
Synopsys, Inc.	70	6	0.06
Tapestry, Inc.	277	15	0.14
Target Corp.	535	37	0.36
TE Connectivity Ltd.	164	16	0.16
Texas Instruments, Inc.	459	48	0.46
Textron, Inc.	309	18	0.17
Tiffany & Co.	100	10	0.09
TJX Cos., Inc. (The)	623	51	0.49
Total System Services, Inc.	78	7	0.06
Tractor Supply Co.	124	8	0.07
TransDigm Group, Inc.	56	17	0.16
TripAdvisor, Inc.	106	4	0.04
Twenty-First Century Fox, Inc.	1,030	38	0.36
Twenty-First Century Fox, Inc.	430	16	0.15
Ulta Beauty, Inc.	57	12	0.11
Under Armour, Inc.	181	3	0.03
Under Armour, Inc.	182	3	0.02
Union Pacific Corp.	934	126	1.20
United Continental Holdings, Inc.	302	21	0.20
United Parcel Service, Inc.	804	84	0.80
United Rentals, Inc.	99	17	0.16

United Technologies Corp.	867	109	1.04
VeriSign, Inc.	40	5	0.05
Verisk Analytics, Inc.	181	19	0.18
VF Corp.	320	24	0.23
Viacom, Inc.	345	11	0.10
Visa, Inc.	847	101	0.97
Vulcan Materials Co.	545	62	0.59
Walt Disney Co. (The)	1,511	152	1.45
Waste Management, Inc.	472	40	0.38
Western Digital Corp.	137	13	0.12
Western Union Co. (The)	215	4	0.04
WestRock Co.	1,046	67	0.64
Whirlpool Corp.	71	11	0.10
WW Grainger, Inc.	61	17	0.16
Wyndham Worldwide Corp.	101	12	0.11
Wynn Resorts Ltd.	78	14	0.14
Xerox Corp.	99	3	0.03
Xilinx, Inc.	115	8	0.08
Xylem, Inc.	210	16	0.15
Yum! Brands, Inc.	338	29	0.28
Total		$10,459	100.00%

@@	Value is less than $500.
@@@	Index weight is less than 0.005%.

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
JIBAR		Johannesburg Interbank Agreed Rate.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
PRIBOR		Prague Interbank Offered Rate.
TIIE		Interbank Equilibrium Interest Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	52.9%
Common Stocks	36.9
Short-Term Investments	7.7
Other**	2.5
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long/short futures contracts with an underlying face amount of approximately $46,598,000 with net unrealized appreciation of approximately $420,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $97,000 and does not include open swap agreements with net unrealized appreciation of approximately $205,000.

Morgan Stanley Variable Insurance Fund, Inc.

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (94.4%)
Aerospace & Defense (1.1%)
HEICO Corp., Class A	18,417	$1,307

Biotechnology (1.9%)
Alnylam Pharmaceuticals, Inc. (a)	10,347	1,232
Bluebird Bio, Inc. (a)	1,520	259
Editas Medicine, Inc. (a)	9,161	304
Intellia Therapeutics, Inc. (a)	12,329	260
Intrexon Corp. (a)(b)	19,697	302
		2,357
Commercial Services & Supplies (5.0%)
Copart, Inc. (a)	95,270	4,852
Rollins, Inc.	25,910	1,322
		6,174
Construction Materials (3.1%)
Martin Marietta Materials, Inc.	9,513	1,972
Vulcan Materials Co.	16,891	1,928
		3,900
Electronic Equipment, Instruments & Components (1.6%)
Cognex Corp.	37,368	1,943

Health Care Equipment & Supplies (5.2%)
DexCom, Inc. (a)	56,508	4,191
Penumbra, Inc. (a)	20,008	2,314
		6,505
Health Care Providers & Services (4.9%)
HealthEquity, Inc. (a)	99,959	6,051

Health Care Technology (12.8%)
athenahealth, Inc. (a)	54,285	7,764
Veeva Systems, Inc., Class A (a)	111,737	8,159
		15,923
Hotels, Restaurants & Leisure (2.8%)
Shake Shack, Inc., Class A (a)	83,909	3,493

Information Technology Services (0.7%)
Broadridge Financial Solutions, Inc.	7,820	858

Internet & Direct Marketing Retail (3.7%)
Overstock.com, Inc. (a)(b)	55,315	2,005
TripAdvisor, Inc. (a)	32,787	1,341
Wayfair, Inc., Class A (a)	18,093	1,222
		4,568
Internet Software & Services (23.7%)
Angi Homeservices, Inc., Class A (a)(b)	328,438	4,460
Coupa Software, Inc. (a)	70,711	3,226
GrubHub, Inc. (a)	14,165	1,437
Match Group, Inc. (a)(b)	33,931	1,508
MercadoLibre, Inc.	6,422	2,289

Shopify, Inc., Class A (Canada) (a)	14,004	1,745
Twitter, Inc. (a)	243,931	7,076
Zillow Group, Inc., Class C (a)	141,786	7,628
		29,369
Life Sciences Tools & Services (5.2%)
Illumina, Inc. (a)	27,486	6,498

Machinery (2.7%)
Fortive Corp.	43,288	3,356

Pharmaceuticals (0.3%)
Nektar Therapeutics (a)	3,123	332

Software (19.5%)
Atlassian Corp., PLC, Class A (United Kingdom) (a)	23,487	1,266
Autodesk, Inc. (a)	11,374	1,428
Constellation Software, Inc. (Canada)	2,981	2,023
Guidewire Software, Inc. (a)	15,803	1,277
ServiceNow, Inc. (a)	27,560	4,560
Snap, Inc., Class A (a)	117,803	1,870
Splunk, Inc. (a)	12,039	1,185
Take-Two Interactive Software, Inc. (a)	62,028	6,065
Workday, Inc., Class A (a)	35,480	4,510
		24,184
Trading Companies & Distributors (0.2%)
Watsco, Inc.	1,454	263
Total Common Stocks (Cost $95,365)		117,081

Preferred Stocks (3.3%)
Internet & Direct Marketing Retail (2.7%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $1,370; acquired 4/16/14)	33,636	3,390

Software (0.6%)
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost - $455; acquired 7/19/12)	148,616	507
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost - $102; acquired 10/25/13)	29,092	99
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost - $102; acquired 10/25/13)	29,092	99
		705
Total Preferred Stocks (Cost $2,029)		4,095

Short-Term Investments (9.0%)
Securities held as Collateral on Loaned Securities (6.3%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	6,410,204	6,410

	Face Amount (000)	Value (000)
Repurchase Agreements (1.1%)
Barclays Capital, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $646; fully collateralized by a U.S. Government agency security; 4.00% due 1/1/48; valued at $658)	$646	646

HSBC Securities USA, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $538; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $549)	538	538
Merrill Lynch & Co., Inc., (1.81%, dated 3/29/18, due 4/2/18; proceeds $161; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $165)	161	161
		1,345
Total Securities held as Collateral on Loaned Securities (Cost $7,755)		7,755

	Shares	Value (000)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $3,338)	3,337,613	3,338
Total Short-Term Investments (Cost $11,093)		11,093
Total Investments Excluding Purchased Options (106.7%) (Cost $108,487)		132,269
Total Purchased Options Outstanding (0.0%) (Cost $355)		59
Total Investments (106.7%) (Cost $108,842) Including $7,563 of Securities Loaned (g)(h)		132,328
Liabilities in Excess of Other Assets (-6.7%)		(8,327)
Net Assets (100.0%)		$124,001

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $7,563,000 and $7,755,000, respectively. The Fund received cash collateral of approximately $7,755,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at March 29, 2018.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 29, 2018, amounts to approximately $4,095,000 and represents 3.3% of net assets.

(e)

At March 29, 2018, the Fund held fair valued securities valued at approximately $4,095,000, representing 3.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund engaged in cross-trade purchases of approximately $453,000.

(h)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $26,185,000 and the aggregate gross unrealized depreciation is approximately $2,699,000, resulting in net unrealized appreciation of approximately $23,486,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 29, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	28,594,933	28,595	$48	$124	$(76)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	28,104,157	28,104	9	117	(108)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug - 18	21,548,465	21,548	2	114	(112)
							$59	$355	$(296)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet Software & Services	23.6%
Other**	21.8
Software	20.0
Health Care Technology	12.8
Internet & Direct Marketing Retail	6.4
Health Care Equipment & Supplies	5.2
Life Sciences Tools & Services	5.2
Commercial Services & Supplies	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
Apartments (13.1%)
Apartment Investment & Management Co., Class A REIT	78,078	$3,182
AvalonBay Communities, Inc. REIT	65,068	10,701
Camden Property Trust REIT	119,525	10,061
Education Realty Trust, Inc. REIT	108,870	3,565
Equity Residential REIT	289,757	17,855
Essex Property Trust, Inc. REIT	29,902	7,197
Mid-America Apartment Communities, Inc. REIT	42,670	3,893
UDR, Inc. REIT	100,776	3,590
		60,044
Commercial Financing (1.0%)
Blackstone Mortgage Trust, Inc., Class A REIT	77,910	2,448
Starwood Property Trust, Inc. REIT	94,520	1,980
		4,428
Data Centers (2.5%)
Digital Realty Trust, Inc. REIT	41,770	4,402
QTS Realty Trust, Inc., Class A REIT	195,140	7,068
		11,470
Diversified (7.7%)
Forest City Realty Trust, Inc., Class A REIT	106,999	2,168
JBG SMITH Properties REIT	163,535	5,513
Vornado Realty Trust REIT	412,461	27,758
		35,439
Free Standing (0.3%)
National Retail Properties, Inc. REIT	30,694	1,205

Health Care (7.3%)
HCP, Inc. REIT	480,606	11,164
Healthcare Realty Trust, Inc. REIT	285,198	7,903
Healthcare Trust of America, Inc., Class A REIT	148,092	3,917
Ventas, Inc. REIT	91,269	4,521
Welltower, Inc. REIT	112,935	6,147
		33,652
Industrial (7.0%)
DCT Industrial Trust, Inc. REIT	169,250	9,536
Duke Realty Corp. REIT	83,219	2,204
Liberty Property Trust REIT	98,172	3,900
ProLogis, Inc. REIT	209,648	13,206
Rexford Industrial Realty, Inc. REIT	123,462	3,554
		32,400
Lodging/Resorts (5.2%)
Chesapeake Lodging Trust REIT	45,169	1,256
Hilton Worldwide Holdings, Inc.	5,595	440
Host Hotels & Resorts, Inc. REIT	565,239	10,536
LaSalle Hotel Properties REIT	283,858	8,235
RLJ Lodging Trust REIT	171,800	3,340
		23,807

Office (22.1%)
Alexandria Real Estate Equities, Inc. REIT	29,503	3,685
Boston Properties, Inc. REIT	267,854	33,005
Brandywine Realty Trust REIT	122,510	1,945
BRCP REIT II, LP (a)(b)(c)(d)	7,155,500	651
Cousins Properties, Inc. REIT	338,685	2,940
Douglas Emmett, Inc. REIT	39,649	1,458
Hudson Pacific Properties, Inc. REIT	166,986	5,432
Kilroy Realty Corp. REIT	102,460	7,271
Mack-Cali Realty Corp. REIT	487,980	8,154
Paramount Group, Inc. REIT	465,589	6,630
SL Green Realty Corp. REIT	298,177	28,872
Tier, Inc. REIT	88,445	1,634
		101,677
Regional Malls (19.2%)
GGP, Inc. REIT	959,207	19,625
Macerich Co. (The) REIT	165,186	9,254
Pennsylvania Real Estate Investment Trust REIT	133,803	1,291
Simon Property Group, Inc. REIT	339,122	52,343
Taubman Centers, Inc. REIT	98,010	5,578
		88,091
Self Storage (5.8%)
CubeSmart REIT	243,046	6,854
Life Storage, Inc. REIT	71,321	5,957
Public Storage REIT	69,756	13,978
		26,789
Shopping Centers (4.8%)
Brixmor Property Group, Inc. REIT	507,660	7,742
DDR Corp. REIT	79,180	580
Federal Realty Investment Trust REIT	18,708	2,172
Kimco Realty Corp. REIT	155,102	2,234
Regency Centers Corp. REIT	163,085	9,619
		22,347
Single Family Homes (2.3%)
American Homes 4 Rent, Class A REIT	507,395	10,189
Invitation Homes, Inc. REIT	11,835	270
		10,459
Specialty (0.6%)
Gaming & Leisure Properties, Inc. REIT	84,552	2,830
Total Common Stocks (Cost $367,993)		454,638

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $3,534)	3,533,713	3,534
Total Investments (99.7%) (Cost $371,527) (f)(g)		458,172
Other Assets in Excess of Liabilities (0.3%)		1,506
Net Assets (100.0%)		$459,678

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Security has been deemed illiquid at March 29, 2018.
(b)

Restricted security valued at fair value and not registered under the Securities Act of 1933, BRCP REIT II, LP was acquired between 1/07 - 4/11 and has a current cost basis of approximately $2,135,000. At March 29, 2018, this security had a market value of approximately $651,000 representing 0.1% of net assets.

(c)

At March 29, 2018, the Fund held a fair valued security valued at approximately $651,000, representing 0.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)	Non-income producing security.
(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $2,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(g)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $103,751,000 and the aggregate gross unrealized depreciation is approximately $17,106,000, resulting in net unrealized appreciation of approximately $86,645,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Office	22.2%
Regional Malls	19.2
Apartments	13.1
Other*	12.3
Diversified	7.7
Health Care	7.3
Industrial	7.1
Self Storage	5.9
Lodging/Resorts	5.2
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

	Shares	Value (000)
Common Stocks (94.4%)
Aerospace & Defense (3.7%)
United Technologies Corp.	80,683	$10,152

Biotechnology (1.9%)
Alnylam Pharmaceuticals, Inc. (a)	22,951	2,733
Bluebird Bio, Inc. (a)	3,356	573
Editas Medicine, Inc. (a)	20,258	672
Intellia Therapeutics, Inc. (a)	27,452	579
Intrexon Corp. (a)(b)	43,733	670
		5,227
Construction Materials (3.1%)
Martin Marietta Materials, Inc.	21,098	4,374
Vulcan Materials Co.	37,462	4,277
		8,651
Diversified Financial Services (3.6%)
Berkshire Hathaway, Inc., Class B (a)	50,373	10,048

Health Care Equipment & Supplies (3.0%)
DexCom, Inc. (a)	75,101	5,569
Intuitive Surgical, Inc. (a)	6,855	2,830
		8,399
Health Care Technology (9.4%)
athenahealth, Inc. (a)	71,857	10,278
Veeva Systems, Inc., Class A (a)	217,796	15,903
		26,181
Hotels, Restaurants & Leisure (5.1%)
Starbucks Corp.	243,925	14,121

Information Technology Services (1.5%)
Mastercard, Inc., Class A	23,966	4,198

Internet & Direct Marketing Retail (10.6%)
Amazon.com, Inc. (a)	17,513	25,347
Booking Holdings, Inc. (a)	2,052	4,269
		29,616
Internet Software & Services (17.5%)
Alphabet, Inc., Class C (a)	13,963	14,407
Dropbox, Inc., Class B (a)(c)(d) (acquisition cost - $485; acquired 3/23/18)	16,934	529
Facebook, Inc., Class A (a)	40,155	6,416
MercadoLibre, Inc.	12,586	4,486
Tencent Holdings Ltd. (China) (e)	78,200	4,163
Twitter, Inc. (a)	480,284	13,933
Zillow Group, Inc., Class C (a)	88,203	4,745
		48,679
Life Sciences Tools & Services (5.0%)
Illumina, Inc. (a)	59,186	13,993

Pharmaceuticals (0.3%)
Nektar Therapeutics (a)	6,884	732

Road & Rail (5.1%)
Union Pacific Corp.	106,211	14,278

Semiconductors & Semiconductor Equipment (1.0%)
NVIDIA Corp.	11,841	2,743

Software (19.7%)
Activision Blizzard, Inc.	204,648	13,806
Adobe Systems, Inc. (a)	13,448	2,906
salesforce.com, Inc. (a)	122,463	14,242
ServiceNow, Inc. (a)	61,300	10,142
Snap, Inc., Class A (a)	239,635	3,803
Workday, Inc., Class A (a)	78,916	10,031
		54,930
Textiles, Apparel & Luxury Goods (3.9%)
LVMH Moet Hennessy Louis Vuitton SE (France)	34,720	10,707
Total Common Stocks (Cost $175,775)		262,655

Preferred Stocks (2.5%)
Electronic Equipment, Instruments & Components (0.5%)
Magic Leap Series C (a)(c)(d)(f) (acquisition cost - $1,089; acquired 12/22/15)	47,281	1,277

Internet & Direct Marketing Retail (2.0%)
Airbnb, Inc. Series D (a)(c)(d)(f) (acquisition cost - $1,335; acquired 4/16/14)	32,784	3,304
Uber Technologies Series G (a)(c)(d)(f) (acquisition cost - $3,117; acquired 12/3/15)	63,916	2,243
		5,547
Total Preferred Stocks (Cost $5,541)		6,824
Short-Term Investments (3.6%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	240,646	241

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $24; fully collateralized by a U.S. Government agency security; 4.00% due 1/1/48; valued at $25)	$24	24
HSBC Securities USA, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $20; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $21)	20	20
Merrill Lynch & Co., Inc., (1.81%, dated 3/29/18, due 4/2/18; proceeds $6; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $6)	6	6
		50
Total Securities held as Collateral on Loaned Securities (Cost $291)		291

	Shares	Value (000)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $9,734)	9,734,150	9,734
Total Short-Term Investments (Cost $10,025)		10,025
Total Investments Excluding Purchased Options (100.5%) (Cost $191,341)		279,504
Total Purchased Options Outstanding (0.0%) (Cost $758)		129
Total Investments (100.5%) (Cost $192,099) Including $275 of Securities Loaned (h)(i)(j)		279,633
Liabilities in Excess of Other Assets (-0.5%)		(1,316)
Net Assets (100.0%)		$278,317

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $275,000 and $291,000, respectively. The Fund received cash collateral of approximately $291,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities - Institutional Class as reported in the Portfolio of Investments The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at March 29, 2018.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 29, 2018, amounts to approximately $7,353,000 and represents 2.6% of net assets.

(e)	Security trades on the Hong Kong exchange.
(f)

At March 29, 2018, the Fund held fair valued securities valued at approximately $6,824,000, representing 2.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(i)

The approximate fair value and percentage of net assets, $14,870,000 and 5.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(j)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $91,326,000 and the aggregate gross unrealized depreciation is approximately $3,792,000, resulting in net unrealized appreciation of approximately $87,534,000.

Call Options Purchased:

The Fund had the following call options purchased open at March 29, 2018:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.16	Jan - 19	62,835,154	62,835	$105	$273	$(168)
Royal Bank of Scotland	USD/CNH	CNH	7.52	Nov - 18	60,938,678	60,939	20	252	(232)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug - 18	43,894,205	43,894	4	233	(229)
							$129	$758	$(629)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	25.7%
Software	19.7
Internet Software & Services	17.4
Internet & Direct Marketing Retail	12.6
Health Care Technology	9.4
Road & Rail	5.1
Hotels, Restaurants & Leisure	5.1
Life Sciences Tools & Services	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Notes to the Portfolio of Investments • March 29, 2018 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$571	$—		$571
Agency Fixed Rate Mortgages	—	33,510	—		33,510
Asset-Backed Securities	—	20,920	—		20,920
Collateralized Mortgage Obligations - Agency Collateral Series	—	3,255	—		3,255
Commercial Mortgage-Backed Securities	—	11,659	—		11,659
Corporate Bonds	—	67,249	—	†	67,249	†
Mortgages - Other	—	20,702	—		20,702
Municipal Bonds	—	1,895	—		1,895
Sovereign	—	21,485	—		21,485
U.S. Treasury Security	—	2,200	—		2,200
Total Fixed Income Securities	—	183,446	—	†	183,446	†
Short-Term Investments
Investment Company	16,316	—	—		16,316
U.S. Treasury Securities	—	827	—		827
Total Short-Term Investments	16,316	827	—		17,143
Foreign Currency Forward Exchange Contracts	—	346	—		346
Futures Contracts	783	—	—		783
Interest Rate Swap Agreements	—	427	—		427
Total Assets	17,099	185,046	—	†	202,145	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(180)	—		(180)
Futures Contracts	(190)	—	—		(190)
Credit Default Swap Agreements	—	(200)	—		(200)
Total Liabilities	(190)	(380)	—		(570)
Total	$16,909	$184,666	$—	†	$201,575	†

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Core Plus Fixed Income Portfolio	Corporate Bond (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$—

†           Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$28,055	$—	$28,055
Sovereign	—	195,142	—	195,142
Total Fixed Income Securities	—	223,197	—	223,197
Warrants	—	70	—	70
Short-Term Investments
Investment Company	8,488	—	—	8,488
Repurchase Agreements	—	1,781	—	1,781
Sovereign	—	2,793	—	2,793
Total Short-Term Investments	8,488	4,574	—	13,062
Total Assets	8,488	227,841	—	236,329
Liabilities:
Foreign Currency Forward Exchange Contract	—	(146)	—	(146)
Total	$8,488	$227,695	$—	$236,183

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$1,117	$—	$1,117
Airlines	2,177	—	—	2,177
Auto Components	—	1,109	—	1,109
Automobiles	—	9,041	—	9,041
Banks	22,314	61,728	—	84,042
Beverages	3,379	—	—	3,379
Biotechnology	—	1,777	—	1,777
Capital Markets	3,023	—	—	3,023
Construction & Engineering	—	1,169	—	1,169
Construction Materials	—	4,668	—	4,668
Distributors	—	1,852	—	1,852
Diversified Consumer Services	3,811	—	—	3,811
Diversified Financial Services	—	1,405	—	1,405
Diversified Telecommunication Services	—	3,336	—	3,336
Electric Utilities	—	1,780	—	1,780
Electronic Equipment, Instruments & Components	—	6,263	—	6,263
Food & Staples Retailing	—	6,803	—	6,803
Food Products	—	9,651	—	9,651
Health Care Providers & Services	—	3,898	—	3,898
Hotels, Restaurants & Leisure	—	4,713	—	4,713
Household Durables	—	4,312	—	4,312
Household Products	—	2,257	—	2,257
Industrial Conglomerates	—	4,503	—	4,503
Insurance	—	14,738	—	14,738
Internet & Direct Marketing Retail	2,007	—	—	2,007
Internet Software & Services	15,606	24,831	—	40,437
Machinery	—	5,360	—	5,360
Media	—	5,545	—	5,545
Metals & Mining	—	3,141	—	3,141
Multi-Line Retail	1,939	—	—	1,939
Oil, Gas & Consumable Fuels	6,944	8,263	—	15,207
Personal Products	—	3,786	—	3,786
Pharmaceuticals	—	5,144	—	5,144
Real Estate Management & Development	—	5,095	—	5,095
Semiconductors & Semiconductor Equipment	—	17,755	—	17,755
Tech Hardware, Storage & Peripherals	—	13,211	—	13,211
Textiles, Apparel & Luxury Goods	—	14,160	—	14,160
Thrifts & Mortgage Finance	—	2,825	—	2,825
Transportation Infrastructure	—	2,402	—	2,402
Wireless Telecommunication Services	—	2,192	—	2,192
Total Common Stocks	61,200	259,830	—	321,030
Short-Term Investments
Investment Company	14,323	—	—	14,323
Total Assets	$75,523	$259,830	$—	$335,353

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$1,254	$3,097	$—	$4,351
Capital Markets	988	—	—	988
Chemicals	289	—	—	289
Health Care Equipment & Supplies	1,563	—	—	1,563
Household Products	—	3,045	—	3,045
Information Technology Services	5,809	—	—	5,809
Media	2,133	—	—	2,133
Personal Products	—	4,420	—	4,420
Pharmaceuticals	1,493	—	—	1,493
Professional Services	—	2,124	—	2,124
Software	2,963	1,569	—	4,532
Textiles, Apparel & Luxury Goods	1,336	—	—	1,336
Tobacco	2,425	2,472	—	4,897
Total Common Stocks	20,253	16,727	—	36,980
Short-Term Investment
Investment Company	708	—	—	708
Total Assets	$20,961	$16,727	$—	$37,688

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$3,662	$—	$3,662
Communications	6,757	402	—	7,159
Diversified	—	11,679	—	11,679
Electricity Transmission & Distribution	6,350	4,987	—	11,337
Oil & Gas Storage & Transportation	17,769	3,749	—	21,518
Railroads	2,628	955	—	3,583
Renewables	5,648	1,962	—	7,610
Toll Roads	—	14,506	—	14,506
Water	1,010	3,398	—	4,408
Total Common Stocks	40,162	45,300	—	85,462
Short-Term Investment
Investment Company	5,117	—	—	5,117
Total Assets	$45,279	$45,300	$—	$90,579

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$4,926	$18,253	$—	$23,179
Health Care	2,826	—	—	2,826
Industrial	2,995	962	—	3,957
Industrial/Office Mixed	—	62	—	62
Lodging/Resorts	1,827	109	—	1,936
Office	8,729	5,099	—	13,828
Residential	6,438	2,667	7	9,112
Retail	10,671	7,534	—	18,205
Self Storage	2,471	—	—	2,471
Total Common Stocks	40,883	34,686	7	75,576
Short-Term Investment
Investment Company	230	—	—	230
Total Assets	$41,113	$34,686	$7	$75,806

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stock (000)
Beginning Balance	$7
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—@
Realized gains (losses)	—
Ending Balance	$7

Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$ —@

@        Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018:

Global Real Estate	Fair Value at March 29, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Residential
Common Stock	$7	Market Transaction Method	Transaction Valuation	$0.001	$0.001	$0.001	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$76	$—		$76
Agency Fixed Rate Mortgages	—	3,179	—		3,179
Asset-Backed Securities	—	102	—		102
Commercial Mortgage-Backed Securities	—	1,025	—		1,025
Corporate Bonds	—	15,138	—		15,138
Mortgages - Other	—	492	—		492
Sovereign	—	34,105	—		34,105
U.S. Treasury Securities	—	11,551	—		11,551
Total Fixed Income Securities	—	65,668	—		65,668
Common Stocks
Aerospace & Defense	812	167	—		979
Air Freight & Logistics	304	32	—		336
Airlines	—	19	—		19
Auto Components	34	74	—		108
Automobiles	63	671	—		734
Banks	2,051	2,964	—		5,015
Beverages	244	294	—		538
Biotechnology	695	160	—		855
Building Products	12	339	—		351
Capital Markets	702	738	—		1,440
Chemicals	361	282	—		643
Commercial Services & Supplies	114	114	—		228
Communications Equipment	343	52	—		395
Construction & Engineering	4	1,021	—		1,025
Construction Materials	—	138	—		138
Consumer Finance	4,114	2	—		4,116
Containers & Packaging	31	22	—		53
Diversified Financial Services	222	117	—		339
Diversified Telecommunication Services	616	204	—		820
Electric Utilities	288	142	—		430
Electrical Equipment	83	197	—		280
Electronic Equipment, Instruments & Components	54	26	—		80
Energy Equipment & Services	579	14	—	†	593	†
Equity Real Estate Investment Trusts (REITs)	401	170	—		571
Food & Staples Retailing	766	169	—		935
Food Products	110	469	—		579
Gas Utilities	8	15	—		23
Health Care Equipment & Supplies	696	136	—		832
Health Care Providers & Services	851	46	—		897
Health Care Technology	20	—	—		20
Hotels, Restaurants & Leisure	395	464	—		859
Household Durables	—	73	—		73
Household Products	596	163	—		759
Independent Power & Renewable Electricity Producers	3	8	—		11
Industrial Conglomerates	634	104	—		738
Information Technology Services	1,301	660	—		1,961
Insurance	212	668	—		880
Internet & Direct Marketing Retail	751	—	—		751
Internet Software & Services	1,049	8	—		1,057
Life Sciences Tools & Services	78	56	—		134
Machinery	198	281	—		479
Marine	—	50	—		50
Media	737	133	—		870
Metals & Mining	712	554	—		1,266
Multi-Line Retail	101	25	—		126
Multi-Utilities	164	137	—		301
Oil, Gas & Consumable Fuels	1,305	857	—		2,162
Paper & Forest Products	—	39	—		39
Personal Products	43	235	—		278
Pharmaceuticals	1,111	1,233	—		2,344
Professional Services	64	786	—		850
Real Estate Management & Development	1	119	—		120
Road & Rail	419	212	—		631
Semiconductors & Semiconductor Equipment	690	83	—@		773	†
Software	1,056	85	—		1,141
Specialty Retail	662	69	—		731
Tech Hardware, Storage & Peripherals	1,110	—	—		1,110
Textiles, Apparel & Luxury Goods	288	224	—		512
Thrifts & Mortgage Finance	2	4	—		6
Tobacco	306	279	—		585
Trading Companies & Distributors	4	159	—		163
Transportation Infrastructure	—	544	—		544
Water Utilities	—	21	—		21
Wireless Telecommunication Services	22	131	—		153
Total Common Stocks	28,592	17,258	—@	†	45,850	†
Right	1	—	—		1
Warrant	—@	—	—		—@
Investment Company	3,056	—	—		3,056
Short-Term Investments
Investment Company	7,280	—	—		7,280
U.S. Treasury Security	—	2,359	—		2,359
Total Short-Term Investments	7,280	2,359	—		9,639
Foreign Currency Forward Exchange Contracts	—	239	—		239
Futures Contracts	581	—	—		581
Interest Rate Swap Agreements	—	630	—		630
Total Return Swap Agreements	—	583	—		583
Total Assets	39,510	86,737	—@	†	126,247	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(142)	—		(142)
Futures Contracts	(161)	—	—		(161)
Interest Rate Swap Agreements	—	(260)	—		(260)
Total Return Swap Agreements	—	(748)	—		(748)
Total Liabilities	(161)	(1,150)	—		(1,311)
Total	$39,349	$85,587	$ —@	†	$124,936	†

@	Value is less than $500.
†	Includes one more securities which are valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)
Beginning Balance	$ —@	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—	†
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(—@	)
Realized gains (losses)	—
Ending Balance	$ —@	†

Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$ (—@	)

@	Value is less than $500.
†	Includes one or more securities which are valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$1,307	$—	$—	$1,307
Biotechnology	2,357	—	—	2,357
Commercial Services & Supplies	6,174	—	—	6,174
Construction Materials	3,900	—	—	3,900
Electronic Equipment, Instruments & Components	1,943	—	—	1,943
Health Care Equipment & Supplies	6,505	—	—	6,505
Health Care Providers & Services	6,051	—	—	6,051
Health Care Technology	15,923	—	—	15,923
Hotels, Restaurants & Leisure	3,493	—	—	3,493
Information Technology Services	858	—	—	858
Internet & Direct Marketing Retail	4,568	—	—	4,568
Internet Software & Services	29,369	—	—	29,369
Life Sciences Tools & Services	6,498	—	—	6,498
Machinery	3,356	—	—	3,356
Pharmaceuticals	332	—	—	332
Software	24,184	—	—	24,184
Trading Companies & Distributors	263	—	—	263
Total Common Stocks	117,081	—	—	117,081
Preferred Stocks
Internet & Direct Marketing Retail	—	—	3,390	3,390
Software	—	—	705	705
Total Preferred Stocks	—	—	4,095	4,095
Call Options Purchased	—	59	—	59
Short-Term Investments
Investment Company	9,748	—	—	9,748
Repurchase Agreements	—	1,345	—	1,345
Total Short-Term Investments	9,748	1,345	—	11,093
Total Assets	$126,829	$1,404	$4,095	$132,328

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Mid Cap Growth	Preferred Stocks (000)
Beginning Balance	$4,271
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(176)
Realized gains (losses)	—
Ending Balance	$4,095

Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$(176)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Mid Cap Growth	Fair Value at March 29, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Internet & Direct Marketing Retail
Preferred Stock	$3,390	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	16.5%	15.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.7x	10.9x	10.3x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Software
Preferred Stocks	$705	Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	18.5%	18.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	9.6x	12.9x	9.2x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$60,044	$—	$—	$60,044
Commercial Financing	4,428	—	—	4,428
Data Centers	11,470	—	—	11,470
Diversified	35,439	—	—	35,439
Free Standing	1,205	—	—	1,205
Health Care	33,652	—	—	33,652
Industrial	32,400	—	—	32,400
Lodging/Resorts	23,807	—	—	23,807
Office	101,026	—	651	101,677
Regional Malls	88,091	—	—	88,091
Self Storage	26,789	—	—	26,789
Shopping Centers	22,347	—	—	22,347
Single Family Homes	10,459	—	—	10,459
Specialty	2,830	—	—	2,830
Total Common Stocks	453,987	—	651	454,638
Short-Term Investment
Investment Company	3,534	—	—	3,534
Total Assets	$457,521	$—	$651	$458,172

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

U.S. Real Estate	Common Stock (000)
Beginning Balance	$651
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$651

Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	March 29, 2018 (000)	Technique	Input
Office

Common Stock	$651	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Aerospace & Defense	$10,152	$—	$—	$10,152
Biotechnology	5,227	—	—	5,227
Construction Materials	8,651	—	—	8,651
Diversified Financial Services	10,048	—	—	10,048
Health Care Equipment & Supplies	8,399	—	—	8,399
Health Care Technology	26,181	—	—	26,181
Hotels, Restaurants & Leisure	14,121	—	—	14,121
Information Technology Services	4,198	—	—	4,198
Internet & Direct Marketing Retail	29,616	—	—	29,616
Internet Software & Services	43,987	4,692	—	48,679
Life Sciences Tools & Services	13,993	—	—	13,993
Pharmaceuticals	732	—	—	732
Road & Rail	14,278	—	—	14,278
Semiconductors & Semiconductor Equipment	2,743	—	—	2,743
Software	54,930	—	—	54,930
Textiles, Apparel & Luxury Goods	—	10,707	—	10,707
Total Common Stocks	247,256	15,399	—	262,655
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	1,277	1,277
Internet & Direct Marketing Retail	—	—	5,547	5,547
Total Preferred Stocks	—	—	6,824	6,824
Call Options Purchased	—	129	—	129
Short-Term Investments
Investment Company	9,975	—	—	9,975
Repurchase Agreements	—	50	—	50
Total Short-Term Investments	9,975	50	—	10,025
Total Assets	$257,231	$15,578	$6,824	$279,633

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Preferred Stocks (000)
Beginning Balance	$7,224
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(485)
Change in unrealized appreciation (depreciation)	85
Realized gains (losses)	—
Ending Balance	$6,824

Net change in unrealized appreciation (depreciation) from investments still held as of March 29, 2018	$(172)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 29, 2018. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at March 29, 2018 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Electronic Equipment, Instuments & Components
Preferred Stock	$1,277	Market Transaction Method	Precedent Transaction	$27.00	$27.00	$27.00	Increase

Internet & Direct Marketing Retail
Preferred Stocks	$3,304	Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	16.5%	15.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.7x	10.9x	10.3x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$2,243	Market Transaction Method	Precedent Transaction	$32.97	$48.77	$35.10	Increase

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. As of March 29, 2018, securities transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2017, were valued using other significant observable inputs at March 29, 2018. At March 29, 2018, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were approximately as follows:

Emerging Markets Equity (000)	Global Infrastructure (000)	Global Real Estate (000)	Global Strategist (000)
$9,403	$3,123	$890	$17,203

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, securities transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2017, were valued using unadjusted quoted prices at March 29, 2018. At December 31, 2017, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were approximately as follows:

Emerging Markets Equity (000)
$18,887

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2018